UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08326
MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.72%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,131,081,786	Portfolio Turnover (%):	13
Total Number of Holdings:	67
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	43.7%
Communication Services	13.8%
Health Care	10.1%
Consumer Discretionary	9.4%
Financials	9.0%
Industrials	7.0%
Materials	3.4%
Consumer Staples	1.3%
Real Estate	0.8%
Energy	0.4%
Utilities	0.3%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VEGIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Growth Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.97%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,131,081,786	Portfolio Turnover (%):	13
Total Number of Holdings:	67
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	43.7%
Communication Services	13.8%
Health Care	10.1%
Consumer Discretionary	9.4%
Financials	9.0%
Industrials	7.0%
Materials	3.4%
Consumer Staples	1.3%
Real Estate	0.8%
Energy	0.4%
Utilities	0.3%
Top ten holdings
Microsoft Corp.	13.9%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	6.8%
Alphabet, Inc., "A"	6.6%
Meta Platforms, Inc., "A"	5.5%
Apple, Inc.	5.2%
Mastercard, Inc., "A"	3.0%
Eli Lilly & Co.	2.7%
Visa, Inc., "A"	2.1%
Boston Scientific Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VEGSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,519,648,277	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	786	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	37
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.5%
Money Market Funds	3.5%
Composition including fixed income credit quality
AAA	9.2%
AA	4.2%
A	10.1%
BBB	25.1%
BB	5.0%
B	1.5%
CCC	0.0%
CC	0.2%
C	0.0%
U.S. Government	19.8%
Federal Agencies	21.4%
Not Rated	0.0%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VFBIC-SEM

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,519,648,277	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	786	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	37
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.5%
Money Market Funds	3.5%
Composition including fixed income credit quality
AAA	9.2%
AA	4.2%
A	10.1%
BBB	25.1%
BB	5.0%
B	1.5%
CCC	0.0%
CC	0.2%
C	0.0%
U.S. Government	19.8%
Federal Agencies	21.4%
Not Rated	0.0%
Money Market Funds	3.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VFBSC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	761,348,551	Portfolio Turnover (%):	8
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	38.9%
Financial Services	12.5%
Health Care	12.4%
Capital Goods	11.8%
Consumer Cyclicals	11.8%
Energy	6.1%
Consumer Staples	4.1%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VFRIC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	761,348,551	Portfolio Turnover (%):	8
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	38.9%
Financial Services	12.5%
Health Care	12.4%
Capital Goods	11.8%
Consumer Cyclicals	11.8%
Energy	6.1%
Consumer Staples	4.1%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	9.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.7%
Alphabet, Inc., "A"	4.4%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	3.3%
Visa, Inc., "A"	2.4%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.6%
ConocoPhillips	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VFRSC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.92%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	50,493,340	Portfolio Turnover (%):	15
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%
Issuer country weightings
United States	53.9%
France	10.5%
Switzerland	8.3%
United Kingdom	7.9%
Canada	3.3%
Spain	3.2%
Germany	3.1%
Japan	2.7%
Netherlands	2.2%
Other Countries	4.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGEIC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.17%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	50,493,340	Portfolio Turnover (%):	15
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Visa, Inc., "A"	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Alphabet, Inc., "A"	2.5%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.2%
Microsoft Corp.	2.1%
Honeywell International, Inc.	2.1%
Roche Holding AG	2.1%
Issuer country weightings
United States	53.9%
France	10.5%
Switzerland	8.3%
United Kingdom	7.9%
Canada	3.3%
Spain	3.2%
Germany	3.1%
Japan	2.7%
Netherlands	2.2%
Other Countries	4.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGESC-SEM

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	824,652,813	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.8%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGIIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.03%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	824,652,813	Portfolio Turnover (%):	11
Total Number of Holdings:	65
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
GICS equity sectors
Information Technology	30.9%
Financials	15.0%
Health Care	12.8%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.8%
Consumer Discretionary	6.7%
Energy	3.7%
Materials	3.0%
Utilities	2.2%
Real Estate	1.7%
Top ten holdings
Microsoft Corp.	9.3%
NVIDIA Corp.	6.3%
Alphabet, Inc., "A"	6.1%
Amazon.com, Inc.	4.4%
Apple, Inc.	3.9%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.3%
Visa, Inc., "A"	2.2%
Howmet Aerospace, Inc.	2.0%
Mastercard, Inc., "A"	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGISC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Value Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.69%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,452,442,908	Portfolio Turnover (%):	8
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Financials	26.9%
Industrials	17.0%
Health Care	14.9%
Information Technology	8.8%
Consumer Staples	8.5%
Utilities	7.8%
Energy	6.7%
Consumer Discretionary	3.2%
Materials	2.9%
Real Estate	1.8%
Communication Services	1.1%
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VLUIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Value Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.94%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,452,442,908	Portfolio Turnover (%):	8
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Financials	26.9%
Industrials	17.0%
Health Care	14.9%
Information Technology	8.8%
Consumer Staples	8.5%
Utilities	7.8%
Energy	6.7%
Consumer Discretionary	3.2%
Materials	2.9%
Real Estate	1.8%
Communication Services	1.1%
Top ten holdings
JPMorgan Chase & Co.	5.1%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%
Marsh & McLennan Cos., Inc.	2.4%
Aon PLC	2.2%
Analog Devices, Inc.	2.2%
General Dynamics Corp.	2.2%
Johnson & Johnson	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VLUSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.79%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	352,701,604	Portfolio Turnover (%):	18
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
GICS equity sectors
Information Technology	24.3%
Industrials	24.1%
Health Care	15.0%
Consumer Discretionary	10.6%
Financials	9.5%
Communication Services	5.7%
Materials	2.9%
Energy	2.6%
Consumer Staples	2.3%
Real Estate	1.6%
Utilities	0.3%
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMGIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.04%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	352,701,604	Portfolio Turnover (%):	18
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
GICS equity sectors
Information Technology	24.3%
Industrials	24.1%
Health Care	15.0%
Consumer Discretionary	10.6%
Financials	9.5%
Communication Services	5.7%
Materials	2.9%
Energy	2.6%
Consumer Staples	2.3%
Real Estate	1.6%
Utilities	0.3%
Top ten holdings
Monolithic Power Systems, Inc.	3.8%
Howmet Aerospace, Inc.	2.8%
Cadence Design Systems, Inc.	2.7%
ASM International N.V.	2.6%
Vulcan Materials Co.	2.5%
AMETEK, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.3%
Take-Two Interactive Software, Inc.	2.2%
Copart, Inc.	2.2%
Wolters Kluwer N.V.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMGSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.87%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	696,979,437	Portfolio Turnover (%):	28
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.3%
Money Market Funds	5.7%
GICS equity sectors
Information Technology	24.3%
Industrials	20.7%
Health Care	18.6%
Consumer Discretionary	10.6%
Energy	6.0%
Financials	4.8%
Consumer Staples	3.5%
Materials	3.3%
Real Estate	2.0%
Communication Services	0.5%
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VNDIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.12%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	696,979,437	Portfolio Turnover (%):	28
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.3%
Money Market Funds	5.7%
GICS equity sectors
Information Technology	24.3%
Industrials	20.7%
Health Care	18.6%
Consumer Discretionary	10.6%
Energy	6.0%
Financials	4.8%
Consumer Staples	3.5%
Materials	3.3%
Real Estate	2.0%
Communication Services	0.5%
Top ten holdings
CACI International, Inc., "A"	2.1%
Summit Materials, Inc., "A"	2.0%
GFL Environmental, Inc.	2.0%
Crane Co.	1.9%
nVent Electric PLC	1.9%
U.S. Foods Holding Corp.	1.8%
RB Global, Inc.	1.8%
TechnipFMC PLC	1.7%
Five9, Inc.	1.7%
Jacobs Solutions, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VNDSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Total Return Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.61%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,142,286,514	Portfolio Turnover (%):	30
Total Number of Holdings:	966
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	58.1%
Fixed Income	39.1%
Money Market Funds	2.8%
GICS equity sectors
Financials	16.1%
Health Care	8.4%
Industrials	8.2%
Information Technology	5.8%
Communication Services	4.3%
Consumer Staples	3.8%
Energy	3.6%
Utilities	3.2%
Materials	2.6%
Consumer Discretionary	2.1%
Composition including fixed income credit quality
AAA	4.2%
AA	2.3%
A	5.1%
BBB	7.7%
CCC	0.0%
U.S. Government	7.3%
Federal Agencies	12.5%
Not Rated	0.0%
Non-Fixed Income	58.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VTRIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Total Return Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.86%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	2,142,286,514	Portfolio Turnover (%):	30
Total Number of Holdings:	966
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	58.1%
Fixed Income	39.1%
Money Market Funds	2.8%
GICS equity sectors
Financials	16.1%
Health Care	8.4%
Industrials	8.2%
Information Technology	5.8%
Communication Services	4.3%
Consumer Staples	3.8%
Energy	3.6%
Utilities	3.2%
Materials	2.6%
Consumer Discretionary	2.1%
Composition including fixed income credit quality
AAA	4.2%
AA	2.3%
A	5.1%
BBB	7.7%
CCC	0.0%
U.S. Government	7.3%
Federal Agencies	12.5%
Not Rated	0.0%
Non-Fixed Income	58.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VTRSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Utilities Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,061,226,160	Portfolio Turnover (%):	5
Total Number of Holdings:	41
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%
Issuer country weightings
United States	78.3%
United Kingdom	4.9%
Germany	4.0%
Portugal	3.9%
Spain	2.6%
Italy	2.4%
Canada	1.0%
France	0.7%
Denmark	0.7%
Other Countries	1.5%
Top five industries
Utilities - Electric Power	84.9%
Telecommunications - Wireless	6.2%
Energy - Renewables	4.3%
Natural Gas - Distribution	2.8%
Utilities - Water	1.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VUFIC-SEM

MFS® Utilities Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,061,226,160	Portfolio Turnover (%):	5
Total Number of Holdings:	41
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
NextEra Energy, Inc.	13.3%
PG&E Corp.	6.7%
Constellation Energy	5.4%
DTE Energy Co.	4.7%
Sempra Energy	4.5%
Southern Co.	4.2%
Dominion Energy, Inc.	4.1%
Edison International	4.1%
PPL Corp.	3.8%
Ameren Corp.	3.8%
Issuer country weightings
United States	78.3%
United Kingdom	4.9%
Germany	4.0%
Portugal	3.9%
Spain	2.6%
Italy	2.4%
Canada	1.0%
France	0.7%
Denmark	0.7%
Other Countries	1.5%
Top five industries
Utilities - Electric Power	84.9%
Telecommunications - Wireless	6.2%
Energy - Renewables	4.3%
Natural Gas - Distribution	2.8%
Utilities - Water	1.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VUFSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 0.8%
Howmet Aerospace, Inc.	219,554	$ 17,043,977
Apparel Manufacturers – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	17,911	$ 13,754,776
Brokerage & Asset Managers – 2.0%
Apollo Global Management, Inc.	17,360	$ 2,049,695
Ares Management Co.	109,212	14,555,775
KKR & Co., Inc.	245,670	25,854,311
		$42,459,781
Business Services – 2.9%
CoStar Group, Inc. (a)	235,770	$ 17,479,988
MSCI, Inc.	21,383	10,301,260
TransUnion	174,282	12,924,753
Verisk Analytics, Inc., “A”	77,825	20,977,729
		$61,683,730
Computer Software – 18.6%
Cadence Design Systems, Inc. (a)	101,730	$ 31,307,407
Datadog, Inc., “A” (a)	59,362	7,698,658
Intuit, Inc.	25,812	16,963,905
Microsoft Corp.	665,857	297,604,786
Salesforce, Inc.	38,247	9,833,304
Synopsys, Inc. (a)	55,325	32,921,694
		$396,329,754
Computer Software - Systems – 6.2%
Apple, Inc.	528,592	$ 111,332,047
ServiceNow, Inc. (a)	26,642	20,958,462
		$132,290,509
Construction – 2.0%
Martin Marietta Materials, Inc.	14,125	$ 7,652,925
Vulcan Materials Co.	140,477	34,933,820
		$42,586,745
Consumer Products – 0.7%
Colgate-Palmolive Co.	147,623	$ 14,325,336
Consumer Services – 0.9%
Uber Technologies, Inc. (a)	273,033	$ 19,844,039
Electrical Equipment – 2.7%
AMETEK, Inc.	123,102	$ 20,522,334
Amphenol Corp., “A”	416,341	28,048,893
Vertiv Holdings Co.	92,517	8,009,197
		$56,580,424
VEGFS-SEM
1

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 16.1%
Applied Materials, Inc.	45,794	$ 10,806,926
ASML Holding N.V., ADR	37,689	38,545,671
KLA Corp.	25,967	21,410,051
Lam Research Corp.	22,157	23,593,882
Marvell Technology, Inc.	20,567	1,437,633
Micron Technology, Inc.	22,978	3,022,296
NVIDIA Corp.	1,844,663	227,889,667
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,912	15,801,415
		$342,507,541
Entertainment – 0.9%
Spotify Technology S.A. (a)	60,029	$ 18,836,500
Food & Beverages – 0.2%
Celsius Holdings, Inc. (a)	67,676	$ 3,863,623
Gaming & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	109,033	$ 23,791,001
Insurance – 0.6%
Arthur J. Gallagher & Co.	47,379	$ 12,285,849
Internet – 13.3%
Alphabet, Inc., “A”	774,077	$ 140,998,126
Alphabet, Inc., “C”	52,300	9,592,866
Gartner, Inc. (a)	37,072	16,647,552
Meta Platforms, Inc., “A”	232,357	117,159,046
		$284,397,590
Leisure & Toys – 0.4%
Take-Two Interactive Software, Inc. (a)	61,540	$ 9,568,855
Machinery & Tools – 2.4%
Eaton Corp. PLC	106,196	$ 33,297,756
General Electric Co.	112,349	17,860,120
		$51,157,876
Major Banks – 0.5%
Goldman Sachs Group, Inc.	23,126	$ 10,460,352
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	27,870	$ 8,736,409
Veeva Systems, Inc. (a)	21,870	4,002,429
		$12,738,838
Medical Equipment – 4.7%
Agilent Technologies, Inc.	81,050	$ 10,506,511
Boston Scientific Corp. (a)	564,463	43,469,296
Danaher Corp.	62,083	15,511,437
STERIS PLC	24,816	5,448,105
Thermo Fisher Scientific, Inc.	46,478	25,702,334
		$100,637,683
2

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	44,874	$ 7,845,321
Network & Telecom – 0.9%
Qualcomm, Inc.	97,059	$ 19,332,212
Other Banks & Diversified Financials – 5.4%
Mastercard, Inc., “A”	146,420	$ 64,594,647
Moody's Corp.	11,728	4,936,667
Visa, Inc., “A”	170,651	44,790,768
		$114,322,082
Pharmaceuticals – 4.8%
Eli Lilly & Co.	64,197	$ 58,122,680
Regeneron Pharmaceuticals, Inc. (a)	17,252	18,132,369
Vertex Pharmaceuticals, Inc. (a)	57,861	27,120,608
		$103,375,657
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	198,975	$ 12,465,784
Specialty Chemicals – 1.4%
Linde PLC	67,323	$ 29,542,006
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	748,680	$ 144,682,410
O'Reilly Automotive, Inc. (a)	5,732	6,053,336
		$150,735,746
Tobacco – 0.4%
Philip Morris International, Inc.	93,327	$ 9,456,825
Utilities - Electric Power – 0.3%
NextEra Energy, Inc.	25,202	$ 1,784,554
Vistra Corp.	42,624	3,664,811
		$5,449,365
Total Common Stocks (Identified Cost, $749,610,923)		$2,119,669,777
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $16,806,950)	16,806,467	$ 16,808,147
Other Assets, Less Liabilities – (0.3)%		(5,396,138)
Net Assets – 100.0%		$2,131,081,786
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,808,147 and $2,119,669,777, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
3

MFS Growth Series
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $749,610,923)	$2,119,669,777
Investments in affiliated issuers, at value (identified cost, $16,806,950)	16,808,147
Receivables for
Investments sold	53,347
Fund shares sold	1,533,540
Dividends	222,910
Other assets	3,507
Total assets	$2,138,291,228
Liabilities
Payables for
Investments purchased	$259,309
Fund shares reacquired	6,587,241
Payable to affiliates
Investment adviser	160,614
Administrative services fee	3,464
Shareholder servicing costs	511
Distribution and/or service fees	15,148
Accrued expenses and other liabilities	183,155
Total liabilities	$7,209,442
Net assets	$2,131,081,786
Net assets consist of
Paid-in capital	$408,503,644
Total distributable earnings (loss)	1,722,578,142
Net assets	$2,131,081,786
Shares of beneficial interest outstanding	29,049,146
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,580,989,764	21,093,253	$74.95
Service Class	550,092,022	7,955,893	69.14
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$4,868,400
Dividends from affiliated issuers	341,217
Other	6,944
Foreign taxes withheld	(63,350)
Total investment income	$5,153,211
Expenses
Management fee	$6,979,847
Distribution and/or service fees	631,216
Shareholder servicing costs	3,700
Administrative services fee	147,230
Independent Trustees' compensation	17,310
Custodian fee	42,171
Shareholder communications	27,581
Audit and tax fees	36,612
Legal fees	4,707
Miscellaneous	24,135
Total expenses	$7,914,509
Reduction of expenses by investment adviser	(129,752)
Net expenses	$7,784,757
Net investment income (loss)	$(2,631,546)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$195,247,146
Affiliated issuers	(2,592)
Foreign currency	(1,392)
Net realized gain (loss)	$195,243,162
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$238,247,065
Affiliated issuers	(2,629)
Translation of assets and liabilities in foreign currencies	(179)
Net unrealized gain (loss)	$238,244,257
Net realized and unrealized gain (loss)	$433,487,419
Change in net assets from operations	$430,855,873
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(2,631,546)	$(1,513,764)
Net realized gain (loss)	195,243,162	161,602,581
Net unrealized gain (loss)	238,244,257	361,822,951
Change in net assets from operations	$430,855,873	$521,911,768
Total distributions to shareholders	$—	$(135,763,494)
Change in net assets from fund share transactions	$(158,559,134)	$(71,275,107)
Total change in net assets	$272,296,739	$314,873,167
Net assets
At beginning of period	1,858,785,047	1,543,911,880
At end of period	$2,131,081,786	$1,858,785,047
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$60.29	$48.02	$79.36	$73.81	$59.40	$47.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.01)	$(0.05)	$(0.25)	$(0.14)	$(0.04)
Net realized and unrealized gain (loss)	14.73	16.76	(24.26)	17.21	18.88	17.53
Total from investment operations	$14.66	$16.75	$(24.31)	$16.96	$18.74	$17.49
Less distributions declared to shareholders
From net realized gain	$—	$(4.48)	$(7.03)	$(11.41)	$(4.33)	$(5.10)
Net asset value, end of period (x)	$74.95	$60.29	$48.02	$79.36	$73.81	$59.40
Total return (%) (k)(r)(s)(x)	24.32(n)	35.86	(31.63)	23.53	31.86	38.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73(a)	0.74	0.74	0.72	0.74	0.74
Expenses after expense reductions	0.72(a)	0.73	0.73	0.71	0.72	0.73
Net investment income (loss)	(0.20)(a)	(0.03)	(0.09)	(0.32)	(0.21)	(0.06)
Portfolio turnover rate	13(n)	23	18	12	29	11
Net assets at end of period (000 omitted)	$1,580,990	$1,375,609	$1,160,108	$1,805,385	$1,681,327	$1,467,280
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$55.68	$44.74	$74.74	$70.23	$56.82	$45.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.14)	$(0.18)	$(0.42)	$(0.29)	$(0.17)
Net realized and unrealized gain (loss)	13.60	15.56	(22.79)	16.34	18.03	16.83
Total from investment operations	$13.46	$15.42	$(22.97)	$15.92	$17.74	$16.66
Less distributions declared to shareholders
From net realized gain	$—	$(4.48)	$(7.03)	$(11.41)	$(4.33)	$(5.10)
Net asset value, end of period (x)	$69.14	$55.68	$44.74	$74.74	$70.23	$56.82
Total return (%) (k)(r)(s)(x)	24.17(n)	35.51	(31.80)	23.24	31.54	37.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	0.99	0.99	0.97	0.99	0.99
Expenses after expense reductions	0.97(a)	0.98	0.98	0.96	0.97	0.98
Net investment income (loss)	(0.45)(a)	(0.27)	(0.34)	(0.57)	(0.46)	(0.31)
Portfolio turnover rate	13(n)	23	18	12	29	11
Net assets at end of period (000 omitted)	$550,092	$483,176	$383,804	$574,768	$514,102	$401,008

See Notes to Financial Statements
8

MFS Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
10

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,051,567,915	$—	$—	$2,051,567,915
Netherlands	38,545,671	—	—	38,545,671
Taiwan	15,801,415	—	—	15,801,415
France	—	13,754,776	—	13,754,776
Mutual Funds	16,808,147	—	—	16,808,147
Total	$2,122,723,148	$13,754,776	$—	$2,136,477,924
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
11

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Long-term capital gains	$135,763,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$767,679,917
Gross appreciation	1,376,286,849
Gross depreciation	(7,488,842)
Net unrealized appreciation (depreciation)	$1,368,798,007
As of 12/31/23
Undistributed long-term capital gain	161,155,412
Other temporary differences	385
Net unrealized appreciation (depreciation)	1,130,566,472
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$99,594,045
Service Class	—	36,169,449
Total	$—	$135,763,494
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $129,752, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $2,183, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $1,517.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $982,629 and $3,192,148, respectively. The sales transactions resulted in net realized gains (losses) of $(96,632).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $6,944, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $263,159,373 and $426,865,710, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	523,465	$35,743,844	928,786	$51,260,023
Service Class	577,106	36,606,882	908,256	46,708,016
	1,100,571	$72,350,726	1,837,042	$97,968,039
13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,810,341	$98,772,215
Service Class	—	—	717,079	36,169,449
	—	$—	2,527,420	$134,941,664
Shares reacquired
Initial Class	(2,248,150)	$(153,580,789)	(4,078,799)	$(225,454,826)
Service Class	(1,298,502)	(77,329,071)	(1,526,205)	(78,729,984)
	(3,546,652)	$(230,909,860)	(5,605,004)	$(304,184,810)
Net change
Initial Class	(1,724,685)	$(117,836,945)	(1,339,672)	$(75,422,588)
Service Class	(721,396)	(40,722,189)	99,130	4,147,481
	(2,446,081)	$(158,559,134)	(1,240,542)	$(71,275,107)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $4,660 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,845,884	$157,164,188	$154,196,704	$(2,592)	$(2,629)	$16,808,147
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$341,217	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Total Return Bond Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$ 5,861,061
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,636,327
Boeing Co., 6.528%, 5/01/2034 (n)	4,067,000	4,164,200
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,470,534
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,812,615
		$17,944,737
Asset-Backed & Securitized – 18.5%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$ 2,468,608
ACREC 2021-FL1 Ltd., “D”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,012,006
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.093% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,129,000	3,042,894
American Credit Acceptance Receivables Trust, 2024-2 “B”, 6.1%, 12/13/2027 (n)	2,504,000	2,506,597
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	2,896,000	2,896,163
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	905,000	883,742
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	831,500	811,070
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,725,410
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	951,764
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,317,352
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.333% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,938,745
AREIT 2022-CRE6 Trust, “B”, FLR, 7.183% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,107,994
AREIT 2022-CRE6 Trust, “C”, FLR, 7.483% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,268,726
AREIT 2022-CRE6 Trust, “D”, FLR, 8.183% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	958,450
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	883,776	887,084
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	54,756	5
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.058% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	17,954	28,953
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,474,916
BDS 2021-FL7 Ltd., “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	1,259,500	1,245,758
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,023,117
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 7.536% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,665,262
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,423,160
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,216,389
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,554,105
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,237,317
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	819,732
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	908,786
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	286,036	270,588
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,014,129	1,017,509
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	142,931	145,118
BXMT 2020-FL2 Ltd., “B”, FLR, 6.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,586,884
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,744,127
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,372,416	2,317,793
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	981,283	980,882
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,115,115
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,649,732
CLNC 2019-FL1 Ltd., “B”, FLR, 7.353% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	1,850,000	1,823,151
CLNC 2019-FL1 Ltd., “C”, FLR, 7.853% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	3,006,500	2,967,156
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,774,863
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,839,070
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,794,474
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,842,848
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,493,000	2,492,706
VFBFS-SEM
1

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	$523,000	$ 515,327
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	973,000	984,780
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,641,071
Cutwater 2015-1A Ltd., “BR”, FLR, 7.39% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	5,658,997	5,653,774
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	839,335	837,216
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	869,289	868,789
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	742,347	743,165
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	1,011,934	1,013,049
Empire District Bondco LLC, 4.943%, 1/01/2033	1,641,000	1,628,301
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,225,000	2,250,080
GLGU 2023-1A Ltd., “B”, FLR, 8.324% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,481,899
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,379,155	1,386,935
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,713,195
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.288% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,557,527
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,958,289
JPMorgan Chase Commercial Mortgage Securities Corp., 5.755%, 7/15/2042 (n)	486	451
JPMorgan Mortgage Trust, “A1”, 5.181%, 10/25/2033	27,021	25,498
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.324% (SOFR - 3mo. + 2%), 7/20/2031 (n)	4,871,468	4,872,676
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	943,656	943,299
LCCM 2021-FL2 Trust, “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	1,985,500	1,878,384
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,638,320
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,212,436
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.343% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,702,206
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.586% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,889,209
Merrill Lynch Mortgage Investors, Inc., “A”, 6.195%, 5/25/2036	34,459	33,020
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.984%, 4/25/2035	58,290	50,760
MF1 2020-FL4 Ltd., “AS”, FLR, 7.543% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	2,602,500	2,588,648
MF1 2021-FL5 Ltd., “C”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,549,867
MF1 2022-FL8 Ltd., “C”, FLR, 7.538% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,350,295
MF1 2022-FL8 Ltd., “D”, FLR, 7.988% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,337,233
MF1 2024-FL14 LLC, “AS”, FLR, 7.578% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,681,141
MF1 2024-FL5 Ltd., “AS”, FLR, 7.34% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)(w)	4,032,000	4,021,920
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	3,236,943	3,244,175
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,396,690
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.44% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,489,941
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 7.174% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,306,288
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,000,000	5,010,170
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	5,744,568	5,700,300
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	3,252,668	3,249,615
PFP III 2021-8 Ltd., “D”, FLR, 7.594% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (n)	3,737,500	3,611,265
Preferred Term Securities XIX Ltd., CDO, FLR, 5.958% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	97,871	92,488
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.627% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	1,765,671	1,766,091
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.659% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,322,709
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.409% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,538,285
Residential Funding Mortgage Securities, Inc., FGIC, 3.824%, 12/25/2035 (d)(q)	2,975	71
Rockford Tower CLO 2020-1A, Ltd., “BR”, FLR, 7.424% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	3,331,195	3,355,453
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.546% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,854,192
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.283% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,336,017
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.533% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,490,939
Store Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	435,572	435,719
Store Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	909,902	911,844
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.217% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	907,944	908,228
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	420,535	420,286
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,540,203
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,906,117	1,893,796
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.04% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,951,440
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.54% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	828,668
2

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.89% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	$1,187,823	$ 1,192,371
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,471,320
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,653,805
		$281,717,250
Broadcasting – 0.6%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$4,391,000	$ 3,571,678
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	4,694,000	3,654,787
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,351,751
		$8,578,216
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$ 2,344,893
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	2,996,972
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,819,938
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,225,511
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,246,015
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,914,123
		$18,547,452
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$ 5,308,163
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,325,383
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,056,730
		$10,690,276
Business Services – 1.2%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$ 4,015,221
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,107,928
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,200,965
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,485,976
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,262,681
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,797,727
		$18,870,498
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$ 5,576,399
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,166,862
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	939,000	882,095
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,604,102
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	320,401
		$14,549,859
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$ 6,939,935
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$ 4,728,558
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$ 1,539,273
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,746,743
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,683,466
3

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$4,993,000	$ 4,894,701
		$14,864,183
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$ 2,892,611
Consumer Services – 0.3%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$ 4,050,485
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$ 4,047,694
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$ 2,577,735
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,027,513
		$5,605,248
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$2,315,000	$ 2,212,680
EQT Corp., 5%, 1/15/2029	1,294,000	1,269,519
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,328,581
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,180,756
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,716,315
		$10,707,851
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$ 1,473,320
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$ 3,219,433
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,116,527
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,374,015
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,716,706
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,727,922
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,349,264
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	4,133,778	3,979,452
		$18,483,319
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$4,965,000	$ 4,889,336
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,390,439
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,125,674
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	193,611
		$7,599,060
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$ 2,883,093
Insurance – 0.5%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$ 2,947,553
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,819,584
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	363,423
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,014,982
		$7,145,542
4

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$ 4,202,211
Insurance - Property & Casualty – 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 6,826,176
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,588,634
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	920,593
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,340,159
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,761,000	2,830,387
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,614,829
		$20,120,778
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$ 1,810,097
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$ 3,537,914
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	871,000	864,379
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,271,750
		$5,674,043
Major Banks – 7.6%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$ 3,463,447
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,057,713
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,902,482
Bank of America Corp., 6.1%, 9/17/2171	6,096,000	6,078,230
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	3,843,000	3,834,695
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,123,348
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,123,506
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,301,140
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,687,301
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	2,998,317
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,667,120
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,627,399
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,257,812
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,264,180
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,291,764
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,165,568
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,613,621
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,479,039
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,886,919
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,800,320
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,660,693
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,246,643
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,773,117
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,925,191
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	786,072
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,516,065
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	5,745,504
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,435,834
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	3,906,732
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,581,255
		$116,201,027
5

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.1%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$ 4,424,078
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	560,967
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	954,813
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,320,578
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,082,189
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,666,221
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,714,309
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,628,241
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,164,708
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	6,799,600
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,522,923
Tower Health, 4.451%, 2/01/2050	6,211,000	2,942,461
		$31,781,088
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$ 2,686,061
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$ 2,242,104
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,219,645
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,487,223
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,730,404
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,505,203
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,376,778
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,303,849
		$20,865,206
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$ 1,558,665
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,365,411
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,613,591
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,271,219
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,902,785
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,780,716
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,075,285
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,979,300
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,592,315
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,894,679
Targa Resources Corp., 4.2%, 2/01/2033	930,000	836,235
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,462,253
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,306,396
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,413,783
		$37,052,633
Mortgage-Backed – 21.1%
Fannie Mae, 5.5%, 7/01/2024 - 4/01/2040	$2,964,539	$ 2,974,160
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	7,116,604	6,891,944
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	5,799,159	5,291,747
Fannie Mae, 3.95%, 1/01/2027	304,580	297,807
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	5,039,746	4,487,111
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	681,814	581,935
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,718	1,756
Fannie Mae, 3%, 2/25/2033 (i)	292,835	22,534
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,148,881	2,124,525
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	777,918	793,473
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	12,012,236	11,324,098
6

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.25%, 5/25/2040	$97,879	$ 91,119
Fannie Mae, 2%, 4/25/2046	218,576	195,541
Fannie Mae, 4%, 7/25/2046 (i)	343,022	64,799
Fannie Mae, 3.5%, 12/01/2046 (f)	1,237,830	1,123,885
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	38,306,528	31,797,393
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	42,723,718	34,937,034
Fannie Mae, UMBS, 1.5%, 2/01/2042	162,785	131,192
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 12/01/2053	1,452,138	1,478,438
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	13,699,478	11,718,855
Fannie Mae, UMBS, 4.5%, 9/01/2052	704,329	670,303
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,992,317	5,799,249
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	2,287,725	2,315,434
Fannie Mae, UMBS, 4%, 3/01/2053	671,114	614,172
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,766,795	3,719,973
Federal Home Loan Bank, 5%, 7/01/2035	633,685	625,887
Freddie Mac, 2.67%, 12/25/2024	2,756,052	2,722,267
Freddie Mac, 2.811%, 1/25/2025	3,340,972	3,290,366
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,146,893	1,082,046
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,816,491	1,764,839
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,846,675
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	8,567,359	7,555,212
Freddie Mac, 1.218%, 7/25/2029 (i)	4,020,639	183,377
Freddie Mac, 1.265%, 8/25/2029 (i)	6,927,522	333,677
Freddie Mac, 1.985%, 4/25/2030 (i)	1,901,414	174,410
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	137,774	138,371
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	41,172	41,906
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	643,848	637,472
Freddie Mac, 5.5%, 2/15/2036 (i)	62,229	10,706
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	9,884,794	9,007,114
Freddie Mac, 4.5%, 12/15/2040 (i)	33,047	3,056
Freddie Mac, 4%, 8/15/2044 (i)	62,978	6,232
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	35,202,978	27,955,066
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	15,214,373	12,535,949
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	818,089	733,950
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2052	2,690,072	2,328,783
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	731,256	707,359
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,526,671	1,440,415
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2053	6,568,961	6,489,886
Freddie Mac, UMBS, 6%, 6/01/2054	4,102,123	4,114,837
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	3,058,570	3,054,526
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	12,636,159	12,116,312
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	74,788	77,062
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	7,889,128	7,317,237
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	9,438,694	8,542,149
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	12,171,124	10,691,232
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	11,534,892	9,696,443
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	6,461,492	5,232,163
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	10,070,992	9,807,904
Ginnie Mae, 7%, 12/20/2053	295,695	301,264
Ginnie Mae, TBA, 2%, 7/15/2054 - 8/15/2054	7,375,000	5,970,781
Ginnie Mae, TBA, 2.5%, 7/15/2054 - 8/15/2054	1,700,000	1,429,494
Ginnie Mae, TBA, 3%, 7/15/2054	1,900,000	1,655,227
Ginnie Mae, TBA, 5.5%, 7/15/2054	1,750,000	1,736,174
Ginnie Mae, TBA, 6%, 7/15/2054	1,975,000	1,983,202
Ginnie Mae, TBA, 6.5%, 7/15/2054	1,450,000	1,470,661
UMBS, TBA, 2%, 7/15/2039 - 8/15/2054	2,575,000	2,132,563
UMBS, TBA, 2.5%, 7/15/2039 - 8/15/2054	8,972,846	7,496,091
7

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3%, 7/15/2039 - 8/13/2054	$4,875,000	$ 4,380,012
UMBS, TBA, 5%, 7/25/2039	275,000	272,574
UMBS, TBA, 3.5%, 2/25/2052 - 7/15/2054	4,650,000	4,115,727
UMBS, TBA, 4%, 3/25/2052	650,000	594,725
UMBS, TBA, 6.5%, 3/25/2054	5,000,000	5,088,672
		$321,340,530
Municipals – 1.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$415,000	$ 409,412
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	7,936,593
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,021,926
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,548,002
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,420,196
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,425,476
		$20,761,605
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$ 8,497,508
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,406,118
		$10,903,626
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$ 2,404,278
Other Banks & Diversified Financials – 1.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$5,458,000	$ 5,384,947
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	7,758,374
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,618,576
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,565,505
		$28,327,402
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$ 5,644,284
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	1,931,590
		$7,575,874
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,624,000	$ 4,612,415
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$ 2,665,627
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$ 4,971,897
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$ 3,956,050
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$ 3,230,674
8

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$ 5,189,518
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	5,003,619
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,588,479
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,645,968
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	550,264
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,279,928
		$17,257,776
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$ 5,324,300
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,778,641
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,139,507
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	941,697
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,743,490
		$16,927,635
Transportation - Services – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$ 2,244,837
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,889,466
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,162,312
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,272,595
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,091,545	1,516,771
		$11,085,981
U.S. Government Agencies and Equivalents – 0.7%
Small Business Administration, 4.99%, 9/01/2024	$384	$ 382
Small Business Administration, 4.86%, 1/01/2025	1,779	1,771
Small Business Administration, 4.625%, 2/01/2025	2,317	2,301
Small Business Administration, 5.11%, 4/01/2025	1,073	1,063
Small Business Administration, 4.43%, 5/01/2029	61,872	60,456
Small Business Administration, 3.21%, 9/01/2030	1,085,560	1,031,060
Small Business Administration, 3.25%, 11/01/2030	107,672	101,906
Small Business Administration, 2.85%, 9/01/2031	228,891	213,142
Small Business Administration, 2.37%, 8/01/2032	181,659	164,689
Small Business Administration, 2.13%, 1/01/2033	859,251	778,823
Small Business Administration, 2.21%, 2/01/2033	216,066	196,114
Small Business Administration, 2.22%, 3/01/2033	689,324	624,535
Small Business Administration, 2.08%, 4/01/2033	1,275,508	1,155,673
Small Business Administration, 2.45%, 6/01/2033	1,341,617	1,214,817
Small Business Administration, 3.15%, 7/01/2033	1,766,441	1,649,211
Small Business Administration, 3.16%, 8/01/2033	1,990,599	1,860,305
Small Business Administration, 3.62%, 9/01/2033	1,662,383	1,576,128
		$10,632,376
U.S. Treasury Obligations – 20.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$ 19,118,590
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,409,578
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,206,891
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,201,069
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,266,250
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,803,750
U.S. Treasury Bonds, 4.5%, 2/15/2044	17,900,000	17,558,781
U.S. Treasury Notes, 5%, 8/31/2025	30,000,000	29,976,562
U.S. Treasury Notes, 4.375%, 12/15/2026	31,000,000	30,821,992
U.S. Treasury Notes, 4.125%, 2/15/2027	71,000,000	70,184,609
9

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 7/31/2028	$70,400,000	$ 69,654,750
		$307,202,822
Utilities - Electric Power – 1.3%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$ 3,054,088
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,252,301
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	825,122
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,382,312
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,404,728
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,295,361
		$20,213,912
Total Bonds (Identified Cost, $1,596,400,865)		$1,496,782,811
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $54,059,992)	54,059,914	$ 54,065,320
Other Assets, Less Liabilities – (2.1)%		(31,199,854)
Net Assets – 100.0%		$1,519,648,277
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,065,320 and $1,496,782,811, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $362,333,926, representing 23.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

10

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	200	$23,662,500	September – 2024	$263,313
U.S. Treasury Note 2 yr	Long	USD	299	61,061,407	September – 2024	161,648
U.S. Treasury Note 5 yr	Long	USD	58	6,181,531	September – 2024	40,123
U.S. Treasury Ultra Bond 30 yr	Long	USD	712	89,244,750	September – 2024	791,436
						$1,256,520
At June 30, 2024, the fund had liquid securities with an aggregate value of $5,561,229 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,596,400,865)	$1,496,782,811
Investments in affiliated issuers, at value (identified cost, $54,059,992)	54,065,320
Cash	109,849
Receivables for
TBA sale commitments	12,012,514
Fund shares sold	1,017,376
Interest	14,053,166
Other assets	2,163
Total assets	$1,578,043,199
Liabilities
Payables for
Net daily variation margin on open futures contracts	$1,392,558
Investments purchased	745,178
When-issued investments purchased	4,021,920
TBA purchase commitments	50,234,918
Fund shares reacquired	1,740,361
Payable to affiliates
Investment adviser	81,221
Administrative services fee	2,492
Shareholder servicing costs	275
Distribution and/or service fees	20,728
Payable for independent Trustees' compensation	182
Accrued expenses and other liabilities	155,089
Total liabilities	$58,394,922
Net assets	$1,519,648,277
Net assets consist of
Paid-in capital	$1,684,322,367
Total distributable earnings (loss)	(164,674,090)
Net assets	$1,519,648,277
Shares of beneficial interest outstanding	131,079,165
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$764,253,438	65,244,100	$11.71
Service Class	755,394,839	65,835,065	11.47
See Notes to Financial Statements
12

MFS Total Return Bond Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$35,205,722
Dividends from affiliated issuers	921,228
Other	834
Total investment income	$36,127,784
Expenses
Management fee	$3,753,303
Distribution and/or service fees	946,893
Shareholder servicing costs	2,231
Administrative services fee	112,186
Independent Trustees' compensation	13,980
Custodian fee	41,314
Shareholder communications	18,317
Audit and tax fees	47,092
Legal fees	4,175
Miscellaneous	46,566
Total expenses	$4,986,057
Reduction of expenses by investment adviser	(97,737)
Net expenses	$4,888,320
Net investment income (loss)	$31,239,464
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,973,172)
Affiliated issuers	(691)
Futures contracts	(114,017)
Foreign currency	(2)
Net realized gain (loss)	$(12,087,882)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,073,353)
Affiliated issuers	898
Futures contracts	(10,130,843)
Net unrealized gain (loss)	$(18,203,298)
Net realized and unrealized gain (loss)	$(30,291,180)
Change in net assets from operations	$948,284
See Notes to Financial Statements
13

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$31,239,464	$61,421,810
Net realized gain (loss)	(12,087,882)	(47,100,567)
Net unrealized gain (loss)	(18,203,298)	90,941,137
Change in net assets from operations	$948,284	$105,262,380
Total distributions to shareholders	$—	$(47,036,950)
Change in net assets from fund share transactions	$(17,749,736)	$(53,888,548)
Total change in net assets	$(16,801,452)	$4,336,882
Net assets
At beginning of period	1,536,449,729	1,532,112,847
At end of period	$1,519,648,277	$1,536,449,729
See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.70	$11.26	$13.63	$14.12	$13.48	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.48	$0.36	$0.29	$0.37	$0.42
Net realized and unrealized gain (loss)	(0.24)	0.33	(2.25)	(0.40)	0.76	0.87
Total from investment operations	$0.01	$0.81	$(1.89)	$(0.11)	$1.13	$1.29
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.34)	$(0.38)	$(0.49)	$(0.46)
From net realized gain	—	—	(0.14)	(0.00)(w)	—	—
Total distributions declared to shareholders	$—	$(0.37)	$(0.48)	$(0.38)	$(0.49)	$(0.46)
Net asset value, end of period (x)	$11.71	$11.70	$11.26	$13.63	$14.12	$13.48
Total return (%) (k)(r)(s)(x)	0.09(n)	7.38	(13.93)	(0.81)	8.47	10.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53(a)	0.52	0.53	0.53	0.53	0.53
Net investment income (loss)	4.29(a)	4.17	2.94	2.10	2.71	3.14
Portfolio turnover rate	37(n)	58	120	161	112	79
Net assets at end of period (000 omitted)	$764,253	$752,929	$730,323	$928,578	$921,342	$939,179
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	18(n)	39	N/A	N/A	N/A	N/A

See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.47	$11.04	$13.37	$13.86	$13.24	$12.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.44	$0.32	$0.25	$0.33	$0.38
Net realized and unrealized gain (loss)	(0.23)	0.33	(2.21)	(0.40)	0.74	0.85
Total from investment operations	$0.00	$0.77	$(1.89)	$(0.15)	$1.07	$1.23
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.30)	$(0.34)	$(0.45)	$(0.42)
From net realized gain	—	—	(0.14)	(0.00)(w)	—	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.44)	$(0.34)	$(0.45)	$(0.42)
Net asset value, end of period (x)	$11.47	$11.47	$11.04	$13.37	$13.86	$13.24
Total return (%) (k)(r)(s)(x)	0.00(n)(w)	7.13	(14.18)	(1.07)	8.17	9.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78(a)	0.77	0.78	0.78	0.78	0.78
Net investment income (loss)	4.04(a)	3.92	2.68	1.85	2.46	2.89
Portfolio turnover rate	37(n)	58	120	161	112	79
Net assets at end of period (000 omitted)	$755,395	$783,521	$801,789	$1,043,338	$1,090,009	$1,105,005
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	18(n)	39	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and
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trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$317,835,198	$—	$317,835,198
Non - U.S. Sovereign Debt	—	1,810,097	—	1,810,097
Municipal Bonds	—	20,761,605	—	20,761,605
U.S. Corporate Bonds	—	400,742,913	—	400,742,913
Residential Mortgage-Backed Securities	—	329,728,187	—	329,728,187
Commercial Mortgage-Backed Securities	—	98,333,685	—	98,333,685
Asset-Backed Securities (including CDOs)	—	174,995,908	—	174,995,908
Foreign Bonds	—	152,575,218	—	152,575,218
Mutual Funds	54,065,320	—	—	54,065,320
Total	$54,065,320	$1,496,782,811	$—	$1,550,848,131
Other Financial Instruments
Futures Contracts – Assets	$1,256,520	$—	$—	$1,256,520
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$1,256,520
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
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Risk	Futures Contracts
Interest Rate	$(114,017)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(10,130,843)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
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Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
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For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$47,036,950
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$1,654,572,452
Gross appreciation	4,338,448
Gross depreciation	(108,062,769)
Net unrealized appreciation (depreciation)	$(103,724,321)
As of 12/31/23
Undistributed ordinary income	63,319,741
Capital loss carryforwards	(133,342,976)
Net unrealized appreciation (depreciation)	(95,599,139)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(45,153,075)
Long-Term	(88,189,901)
Total	$(133,342,976)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
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	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$23,510,514
Service Class	—	23,526,436
Total	$—	$47,036,950
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $97,737, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,493, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $738.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
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(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than  short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$484,133,592	$496,883,120
Non-U.S. Government securities	74,030,880	52,782,819
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,239,820	$60,895,628	6,642,627	$76,276,502
Service Class	3,858,046	43,869,576	7,562,789	85,214,347
	9,097,866	$104,765,204	14,205,416	$161,490,849
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,091,130	$23,044,258
Service Class	—	—	2,176,359	23,526,436
	—	$—	4,267,489	$46,570,694
Shares reacquired
Initial Class	(4,363,631)	$(50,646,218)	(9,248,852)	$(105,025,789)
Service Class	(6,320,168)	(71,868,722)	(14,050,307)	(156,924,302)
	(10,683,799)	$(122,514,940)	(23,299,159)	$(261,950,091)
Net change
Initial Class	876,189	$10,249,410	(515,095)	$(5,705,029)
Service Class	(2,462,122)	(27,999,146)	(4,311,159)	(48,183,519)
	(1,585,933)	$(17,749,736)	(4,826,254)	$(53,888,548)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $3,676 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
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Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,028,388	$171,107,805	$148,071,080	$(691)	$898	$54,065,320
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$921,228	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Research Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
Boeing Co. (a)	23,760	$ 4,324,558
General Dynamics Corp.	15,252	4,425,215
Honeywell International, Inc.	25,168	5,374,375
Howmet Aerospace, Inc.	57,810	4,487,790
Leidos Holdings, Inc.	27,302	3,982,816
		$22,594,754
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	14,465	$ 3,721,555
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	57,225	$ 4,313,048
Automotive – 0.4%
Aptiv PLC (a)	46,941	$ 3,305,585
Biotechnology – 0.3%
Illumina, Inc. (a)	19,842	$ 2,071,108
Broadcasting – 1.0%
Walt Disney Co.	80,117	$ 7,954,817
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	103,616	$ 7,635,463
CME Group, Inc.	28,962	5,693,929
		$13,329,392
Business Services – 2.8%
Accenture PLC, “A”	33,863	$ 10,274,373
Fiserv, Inc. (a)	25,195	3,755,063
TransUnion	55,778	4,136,496
Tyler Technologies, Inc. (a)	5,992	3,012,658
		$21,178,590
Cable TV – 0.4%
Cable One, Inc.	9,397	$ 3,326,538
Computer Software – 12.0%
Cadence Design Systems, Inc. (a)	32,162	$ 9,897,855
Microsoft Corp. (s)	155,719	69,598,607
Salesforce, Inc.	47,537	12,221,763
		$91,718,225
Computer Software - Systems – 5.9%
Apple, Inc.	128,950	$ 27,159,449
Constellation Software, Inc.	2,610	7,520,417
HubSpot, Inc. (a)	4,846	2,858,122
ServiceNow, Inc. (a)	8,949	7,039,910
		$44,577,898
VFRFS-SEM
1

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
Builders FirstSource, Inc. (a)	10,000	$ 1,384,100
Sherwin-Williams Co.	15,961	4,763,241
Summit Materials, Inc., “A” (a)	114,129	4,178,263
Vulcan Materials Co.	12,934	3,216,427
		$13,542,031
Consumer Products – 1.4%
Colgate-Palmolive Co.	51,862	$ 5,032,688
International Flavors & Fragrances, Inc.	30,470	2,901,049
Kenvue, Inc.	144,225	2,622,011
		$10,555,748
Consumer Services – 0.8%
Booking Holdings, Inc.	1,484	$ 5,878,866
Electrical Equipment – 1.2%
Johnson Controls International PLC	73,726	$ 4,900,567
TE Connectivity Ltd.	26,020	3,914,189
		$8,814,756
Electronics – 8.7%
Applied Materials, Inc.	34,670	$ 8,181,773
Lam Research Corp.	8,622	9,181,137
Marvell Technology, Inc.	104,476	7,302,872
NVIDIA Corp.	289,462	35,760,136
NXP Semiconductors N.V.	21,647	5,824,991
		$66,250,909
Energy - Independent – 3.4%
ConocoPhillips	91,331	$ 10,446,440
Diamondback Energy, Inc.	25,018	5,008,353
Hess Corp.	42,376	6,251,308
Valero Energy Corp.	25,307	3,967,125
		$25,673,226
Food & Beverages – 1.7%
General Mills, Inc.	27,240	$ 1,723,203
Mondelez International, Inc.	68,430	4,478,059
PepsiCo, Inc.	40,712	6,714,630
		$12,915,892
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	21,669	$ 4,728,176
General Merchandise – 0.3%
Five Below, Inc. (a)	19,598	$ 2,135,594
Health Maintenance Organizations – 1.2%
Cigna Group	28,471	$ 9,411,658
2

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.5%
Aon PLC	19,497	$ 5,723,929
Chubb Ltd.	37,690	9,613,965
Willis Towers Watson PLC	14,954	3,920,042
		$19,257,936
Internet – 9.6%
Alphabet, Inc., “A” (s)	183,633	$ 33,448,751
Alphabet, Inc., “C”	48,756	8,942,826
Gartner, Inc. (a)	11,440	5,137,246
Meta Platforms, Inc., “A”	50,141	25,282,095
		$72,810,918
Leisure & Toys – 0.6%
Electronic Arts, Inc.	32,672	$ 4,552,190
Machinery & Tools – 2.5%
Eaton Corp. PLC	19,569	$ 6,135,860
Ingersoll Rand, Inc.	31,171	2,831,573
Nordson Corp.	8,188	1,899,125
Regal Rexnord Corp.	22,326	3,018,922
Wabtec Corp.	33,061	5,225,291
		$19,110,771
Major Banks – 4.0%
JPMorgan Chase & Co.	81,839	$ 16,552,756
Morgan Stanley	68,083	6,616,987
PNC Financial Services Group, Inc.	46,392	7,213,028
		$30,382,771
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	13,009	$ 4,077,931
McKesson Corp.	10,608	6,195,496
		$10,273,427
Medical Equipment – 4.3%
Agilent Technologies, Inc.	48,902	$ 6,339,166
Becton, Dickinson and Co.	23,495	5,491,016
Boston Scientific Corp. (a)	90,697	6,984,576
Danaher Corp.	8,910	2,226,164
Medtronic PLC	80,652	6,348,119
STERIS PLC	25,346	5,564,461
		$32,953,502
Oil Services – 0.4%
Schlumberger Ltd.	62,187	$ 2,933,983
Other Banks & Diversified Financials – 3.4%
Moody's Corp.	9,643	$ 4,059,028
Northern Trust Corp.	45,804	3,846,620
Visa, Inc., “A”	69,058	18,125,653
		$26,031,301
3

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.2%
AbbVie, Inc.	54,226	$ 9,300,844
Eli Lilly & Co.	10,156	9,195,039
Johnson & Johnson	68,073	9,949,550
Pfizer, Inc.	167,962	4,699,577
Vertex Pharmaceuticals, Inc. (a)	13,827	6,480,991
		$39,626,001
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	67,122	$ 5,284,515
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	24,010	$ 3,731,394
Jones Lang LaSalle, Inc. (a)	11,816	2,425,589
		$6,156,983
Restaurants – 1.1%
Starbucks Corp.	54,925	$ 4,275,911
U.S. Foods Holding Corp. (a)	78,212	4,143,672
		$8,419,583
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	17,725	$ 4,573,936
Corteva, Inc.	55,306	2,983,206
DuPont de Nemours, Inc.	68,960	5,550,590
		$13,107,732
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	187,153	$ 36,167,317
Home Depot, Inc.	26,153	9,002,909
Ross Stores, Inc.	35,661	5,182,257
Target Corp.	9,284	1,374,403
		$51,726,886
Telecommunications - Wireless – 1.3%
SBA Communications Corp., REIT	40,912	$ 8,031,026
T-Mobile USA, Inc.	10,325	1,819,058
		$9,850,084
Tobacco – 0.6%
Philip Morris International, Inc.	41,411	$ 4,196,177
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	24,299	$ 3,887,840
Utilities - Electric Power – 2.3%
Alliant Energy Corp.	68,693	$ 3,496,474
CMS Energy Corp.	29,707	1,768,458
Duke Energy Corp.	45,090	4,519,370
PG&E Corp.	262,038	4,575,183
PPL Corp.	113,746	3,145,077
		$17,504,562
Total Common Stocks (Identified Cost, $416,293,135)		$756,065,528

4

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,981	$ 0

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $5,450,204)	5,450,194	$ 5,450,739
Other Assets, Less Liabilities – (0.0)%		(167,716)
Net Assets – 100.0%		$761,348,551
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,450,739 and $756,065,528, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2024, the fund had cash collateral of $23,126 and other liquid securities with an aggregate value of $577,412 to cover any collateral or margin obligations for securities sold short.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $416,293,135)	$756,065,528
Investments in affiliated issuers, at value (identified cost, $5,450,204)	5,450,739
Deposits with brokers for
Securities sold short	23,126
Receivables for
Fund shares sold	219,281
Dividends	395,901
Other assets	1,167
Total assets	$762,155,742
Liabilities
Payables for
Fund shares reacquired	$632,189
Payable to affiliates
Investment adviser	58,173
Administrative services fee	1,307
Shareholder servicing costs	291
Distribution and/or service fees	8,741
Accrued expenses and other liabilities	106,490
Total liabilities	$807,191
Net assets	$761,348,551
Net assets consist of
Paid-in capital	$336,234,141
Total distributable earnings (loss)	425,114,410
Net assets	$761,348,551
Shares of beneficial interest outstanding	21,475,334
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$443,379,329	12,392,328	$35.78
Service Class	317,969,222	9,083,006	35.01
See Notes to Financial Statements
6

MFS Research Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$4,554,925
Dividends from affiliated issuers	127,673
Other	20,363
Income on securities loaned	94
Foreign taxes withheld	(11,276)
Total investment income	$4,691,779
Expenses
Management fee	$2,803,078
Distribution and/or service fees	393,399
Shareholder servicing costs	2,001
Administrative services fee	58,445
Independent Trustees' compensation	7,363
Custodian fee	18,355
Shareholder communications	13,484
Audit and tax fees	36,321
Legal fees	1,940
Dividend and interest expense on securities sold short	23,302
Interest expense and fees	2,675
Miscellaneous	14,752
Total expenses	$3,375,115
Reduction of expenses by investment adviser	(73,885)
Net expenses	$3,301,230
Net investment income (loss)	$1,390,549
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,989,632
Affiliated issuers	157
Securities sold short	545,003
Foreign currency	(225)
Net realized gain (loss)	$38,534,567
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$44,507,202
Affiliated issuers	(114)
Securities sold short	(468,465)
Translation of assets and liabilities in foreign currencies	45
Net unrealized gain (loss)	$44,038,668
Net realized and unrealized gain (loss)	$82,573,235
Change in net assets from operations	$83,963,784
See Notes to Financial Statements
7

MFS Research Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$1,390,549	$3,829,380
Net realized gain (loss)	38,534,567	43,963,174
Net unrealized gain (loss)	44,038,668	95,139,936
Change in net assets from operations	$83,963,784	$142,932,490
Total distributions to shareholders	$—	$(40,656,283)
Change in net assets from fund share transactions	$(56,732,610)	$(63,758,641)
Total change in net assets	$27,231,174	$38,517,566
Net assets
At beginning of period	734,117,377	695,599,811
At end of period	$761,348,551	$734,117,377
See Notes to Financial Statements
8

MFS Research Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.97	$27.74	$38.59	$32.87	$29.49	$24.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.21	$0.13	$0.18	$0.23
Net realized and unrealized gain (loss)	3.73	5.86	(6.62)	7.92	4.62	7.66
Total from investment operations	$3.81	$6.05	$(6.41)	$8.05	$4.80	$7.89
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.16)	$(0.20)	$(0.22)	$(0.24)
From net realized gain	—	(1.66)	(4.28)	(2.13)	(1.20)	(3.09)
Total distributions declared to shareholders	$—	$(1.82)	$(4.44)	$(2.33)	$(1.42)	$(3.33)
Net asset value, end of period (x)	$35.78	$31.97	$27.74	$38.59	$32.87	$29.49
Total return (%) (k)(r)(s)(x)	11.92(n)	22.42	(17.21)	24.80	16.59	32.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.82	0.82	0.80	0.82	0.83
Expenses after expense reductions	0.78(a)	0.79	0.79	0.78	0.79	0.81
Net investment income (loss)	0.48(a)	0.64	0.68	0.35	0.62	0.82
Portfolio turnover rate	8(n)	22	24	19	39	35
Net assets at end of period (000 omitted)	$443,379	$423,942	$405,178	$384,928	$372,405	$361,842
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.77(a)	0.77	0.77	0.77	0.77	0.78

See Notes to Financial Statements
9

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.32	$27.20	$37.92	$32.34	$29.05	$24.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.12	$0.12	$0.04	$0.11	$0.16
Net realized and unrealized gain (loss)	3.65	5.73	(6.50)	7.79	4.54	7.55
Total from investment operations	$3.69	$5.85	$(6.38)	$7.83	$4.65	$7.71
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.06)	$(0.12)	$(0.16)	$(0.18)
From net realized gain	—	(1.66)	(4.28)	(2.13)	(1.20)	(3.09)
Total distributions declared to shareholders	$—	$(1.73)	$(4.34)	$(2.25)	$(1.36)	$(3.27)
Net asset value, end of period (x)	$35.01	$31.32	$27.20	$37.92	$32.34	$29.05
Total return (%) (k)(r)(s)(x)	11.78(n)	22.12	(17.43)	24.51	16.31	32.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.07	1.07	1.05	1.07	1.08
Expenses after expense reductions	1.03(a)	1.04	1.04	1.03	1.04	1.06
Net investment income (loss)	0.23(a)	0.40	0.39	0.10	0.37	0.57
Portfolio turnover rate	8(n)	22	24	19	39	35
Net assets at end of period (000 omitted)	$317,969	$310,175	$290,421	$396,938	$375,322	$319,842
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.02(a)	1.02	1.02	1.02	1.02	1.03
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Research Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
11

MFS Research Series
Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$743,260,596	$—	$—	$743,260,596
Canada	12,804,932	0	—	12,804,932
Mutual Funds	5,450,739	—	—	5,450,739
Total	$761,516,267	$0	$—	$761,516,267
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2024, this expense amounted to $23,302. At June 30, 2024, the fund had no short sales outstanding.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
12

MFS Research Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$2,769,284
Long-term capital gains	37,886,999
Total distributions	$40,656,283
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$424,747,061
Gross appreciation	352,428,691
Gross depreciation	(15,659,485)
Net unrealized appreciation (depreciation)	$336,769,206
As of 12/31/23
Undistributed ordinary income	3,881,673
Undistributed long-term capital gain	44,513,038
Other temporary differences	(43)
Net unrealized appreciation (depreciation)	292,755,958
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS Research Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$23,516,766
Service Class	—	17,139,517
Total	$—	$40,656,283
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $48,662, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2024. For the six months ended June 30, 2024, this reduction amounted to $25,223, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,108, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $893.
14

MFS Research Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $9,031, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $61,475,415 and $117,226,853, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	272,772	$9,344,837	885,857	$25,881,107
Service Class	155,292	5,198,617	453,869	13,191,893
	428,064	$14,543,454	1,339,726	$39,073,000
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	804,817	$23,516,766
Service Class	—	—	598,238	17,139,517
	—	$—	1,403,055	$40,656,283
Shares reacquired
Initial Class	(1,139,109)	$(38,680,891)	(3,040,890)	$(89,909,468)
Service Class	(974,371)	(32,595,173)	(1,828,510)	(53,578,456)
	(2,113,480)	$(71,276,064)	(4,869,400)	$(143,487,924)
Net change
Initial Class	(866,337)	$(29,336,054)	(1,350,216)	$(40,511,595)
Service Class	(819,079)	(27,396,556)	(776,403)	(23,247,046)
	(1,685,416)	$(56,732,610)	(2,126,619)	$(63,758,641)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 10%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund.
15

MFS Research Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $1,769 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,173,782	$58,755,945	$58,479,031	$157	$(114)	$5,450,739
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,673	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Global Equity Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	5,092	$ 1,087,346
MTU Aero Engines Holding AG	1,064	272,110
Rolls-Royce Holdings PLC (a)	79,041	456,889
		$1,816,345
Airlines – 1.0%
Aena SME S.A.	2,589	$ 522,194
Alcoholic Beverages – 5.1%
Carlsberg A.S., “B”	2,153	$ 257,661
Diageo PLC	27,368	861,264
Heineken N.V.	8,513	821,709
Pernod Ricard S.A.	4,553	619,606
		$2,560,240
Apparel Manufacturers – 4.2%
Burberry Group PLC	18,482	$ 205,081
Compagnie Financiere Richemont S.A.	5,987	934,584
LVMH Moet Hennessy Louis Vuitton SE	1,291	991,425
		$2,131,090
Automotive – 0.6%
Aptiv PLC (a)	4,439	$ 312,594
Broadcasting – 1.9%
Omnicom Group, Inc.	1,573	$ 141,098
Walt Disney Co.	5,565	552,549
WPP Group PLC	27,835	255,169
		$948,816
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	16,037	$ 1,181,766
Deutsche Boerse AG	1,493	305,191
London Stock Exchange Group PLC	3,535	419,028
		$1,905,985
Business Services – 8.2%
Accenture PLC, “A”	1,983	$ 601,662
Brenntag AG	2,874	193,785
Cognizant Technology Solutions Corp., “A”	4,104	279,072
Compass Group PLC	10,633	289,494
Equifax, Inc.	1,409	341,626
Experian PLC	12,087	560,520
Fidelity National Information Services, Inc.	6,524	491,649
Fiserv, Inc. (a)	3,700	551,448
Intertek Group PLC	5,548	336,214
TransUnion	6,397	474,402
		$4,119,872
VGEFS-SEM
1

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 2.0%
Comcast Corp., “A”	26,153	$ 1,024,151
Chemicals – 0.8%
PPG Industries, Inc.	3,408	$ 429,033
Computer Software – 6.5%
Check Point Software Technologies Ltd. (a)	4,005	$ 660,825
Microsoft Corp.	2,440	1,090,558
Oracle Corp.	7,751	1,094,441
Salesforce, Inc.	1,658	426,272
		$3,272,096
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	8,537	$ 568,128
Cap Gemini S.A.	3,923	777,034
Samsung Electronics Co. Ltd.	9,625	565,621
		$1,910,783
Construction – 0.6%
Otis Worldwide Corp.	3,237	$ 311,594
Consumer Products – 3.4%
Essity AB	22,941	$ 586,428
International Flavors & Fragrances, Inc.	7,462	710,457
Reckitt Benckiser Group PLC	8,073	435,653
		$1,732,538
Electrical Equipment – 4.6%
Amphenol Corp., “A”	5,092	$ 343,048
Legrand S.A.	6,343	632,101
Schneider Electric SE	5,550	1,324,251
		$2,299,400
Electronics – 1.2%
Hoya Corp.	2,700	$ 315,921
Microchip Technology, Inc.	3,327	304,420
		$620,341
Food & Beverages – 1.8%
Nestle S.A.	8,814	$ 899,794
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	1,590	$ 384,414
Whitbread PLC	5,293	198,136
		$582,550
Insurance – 3.3%
Aon PLC	2,188	$ 642,353
Willis Towers Watson PLC	3,901	1,022,608
		$1,664,961
2

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.1%
Alphabet, Inc., “A”	6,861	$ 1,249,731
eBay, Inc.	5,805	311,845
		$1,561,576
Machinery & Tools – 1.2%
Carrier Global Corp.	2,677	$ 168,865
Kubota Corp.	31,800	446,805
		$615,670
Major Banks – 4.2%
Erste Group Bank AG	6,280	$ 297,539
Goldman Sachs Group, Inc.	1,967	889,713
UBS Group AG	31,824	931,539
		$2,118,791
Medical Equipment – 13.4%
Abbott Laboratories	4,673	$ 485,571
Becton, Dickinson and Co.	3,632	848,835
Boston Scientific Corp. (a)	7,958	612,845
Cooper Companies, Inc.	4,842	422,707
EssilorLuxottica	1,076	230,875
Medtronic PLC	14,214	1,118,784
Olympus Corp.	36,600	589,981
Sonova Holding AG	695	213,830
STERIS PLC	1,861	408,564
Thermo Fisher Scientific, Inc.	2,280	1,260,840
Waters Corp. (a)	2,039	591,555
		$6,784,387
Other Banks & Diversified Financials – 5.0%
American Express Co.	3,223	$ 746,285
Grupo Financiero Banorte S.A. de C.V.	16,764	130,630
Julius Baer Group Ltd.	3,342	186,731
Visa, Inc., “A”	5,487	1,440,173
		$2,503,819
Pharmaceuticals – 3.7%
Merck KGaA	4,964	$ 822,682
Roche Holding AG	3,790	1,052,485
		$1,875,167
Railroad & Shipping – 4.5%
Canadian National Railway Co.	6,436	$ 760,285
Canadian Pacific Kansas City Ltd.	11,616	914,527
Union Pacific Corp.	2,612	590,991
		$2,265,803
Specialty Chemicals – 5.0%
Air Liquide S.A.	2,879	$ 495,654
Air Products & Chemicals, Inc.	2,675	690,284
Akzo Nobel N.V.	4,961	301,671
Linde PLC	2,333	1,023,744
		$2,511,353
3

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.5%
Hermes International	108	$ 248,584
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.	16,117	$ 523,066
Trucking – 0.7%
United Parcel Service, Inc., “B”	2,556	$ 349,789
Total Common Stocks (Identified Cost, $27,689,974)		$50,422,382
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $354,230)	354,230	$ 354,265
Other Assets, Less Liabilities – (0.6)%		(283,307)
Net Assets – 100.0%		$50,493,340
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $354,265 and $50,422,382, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Global Equity Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $27,689,974)	$50,422,382
Investments in affiliated issuers, at value (identified cost, $354,230)	354,265
Cash	3,232
Foreign currency, at value (identified cost, $7,516)	7,516
Receivables for
Investments sold	133,374
Fund shares sold	59,297
Dividends	150,858
Receivable from investment adviser	6,848
Other assets	168
Total assets	$51,137,940
Liabilities
Payables for
Investments purchased	$200,740
Fund shares reacquired	378,910
Payable to affiliates
Administrative services fee	193
Shareholder servicing costs	58
Distribution and/or service fees	332
Payable for independent Trustees' compensation	28
Accrued expenses and other liabilities	64,339
Total liabilities	$644,600
Net assets	$50,493,340
Net assets consist of
Paid-in capital	$20,483,158
Total distributable earnings (loss)	30,010,182
Net assets	$50,493,340
Shares of beneficial interest outstanding	2,297,043
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,692,896	1,755,543	$22.04
Service Class	11,800,444	541,500	21.79
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$573,875
Dividends from affiliated issuers	8,136
Income on securities loaned	560
Other	18
Foreign taxes withheld	(44,624)
Total investment income	$537,965
Expenses
Management fee	$226,597
Distribution and/or service fees	12,519
Shareholder servicing costs	395
Administrative services fee	8,769
Independent Trustees' compensation	1,544
Custodian fee	8,263
Shareholder communications	5,143
Audit and tax fees	35,872
Legal fees	140
Miscellaneous	12,810
Total expenses	$312,052
Reduction of expenses by investment adviser	(67,472)
Net expenses	$244,580
Net investment income (loss)	$293,385
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,132,887
Affiliated issuers	19
Foreign currency	3,322
Net realized gain (loss)	$4,136,228
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,061,354)
Affiliated issuers	35
Translation of assets and liabilities in foreign currencies	(8,610)
Net unrealized gain (loss)	$(3,069,929)
Net realized and unrealized gain (loss)	$1,066,299
Change in net assets from operations	$1,359,684
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$293,385	$440,943
Net realized gain (loss)	4,136,228	2,953,257
Net unrealized gain (loss)	(3,069,929)	3,363,208
Change in net assets from operations	$1,359,684	$6,757,408
Total distributions to shareholders	$—	$(2,572,354)
Change in net assets from fund share transactions	$(3,146,574)	$(1,217,520)
Total change in net assets	$(1,786,890)	$2,967,534
Net assets
At beginning of period	52,280,230	49,312,696
At end of period	$50,493,340	$52,280,230
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$21.47	$19.82	$26.90	$24.57	$22.79	$18.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.16	$0.12	$0.16	$0.25
Net realized and unrealized gain (loss)	0.44	2.55	(4.91)	4.07	2.73	5.35
Total from investment operations	$0.57	$2.74	$(4.75)	$4.19	$2.89	$5.60
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.12)	$(0.17)	$(0.26)	$(0.25)
From net realized gain	—	(0.92)	(2.21)	(1.69)	(0.85)	(1.38)
Total distributions declared to shareholders	$—	$(1.09)	$(2.33)	$(1.86)	$(1.11)	$(1.63)
Net asset value, end of period (x)	$22.04	$21.47	$19.82	$26.90	$24.57	$22.79
Total return (%) (k)(r)(s)(x)	2.65(n)	14.18	(17.73)	17.21	13.29	30.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.17	1.17	1.13	1.16	1.16
Expenses after expense reductions	0.92(a)	0.92	0.92	0.92	0.92	0.95
Net investment income (loss)	1.21(a)(l)	0.91	0.74	0.45	0.75	1.16
Portfolio turnover rate	15(n)	9	7	12	12	11
Net assets at end of period (000 omitted)	$38,693	$42,288	$39,840	$51,966	$46,879	$49,771

See Notes to Financial Statements
8

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$21.25	$19.62	$26.64	$24.37	$22.62	$18.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.11	$0.05	$0.10	$0.18
Net realized and unrealized gain (loss)	0.43	2.51	(4.87)	4.03	2.71	5.32
Total from investment operations	$0.54	$2.65	$(4.76)	$4.08	$2.81	$5.50
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.05)	$(0.12)	$(0.21)	$(0.20)
From net realized gain	—	(0.92)	(2.21)	(1.69)	(0.85)	(1.38)
Total distributions declared to shareholders	$—	$(1.02)	$(2.26)	$(1.81)	$(1.06)	$(1.58)
Net asset value, end of period (x)	$21.79	$21.25	$19.62	$26.64	$24.37	$22.62
Total return (%) (k)(r)(s)(x)	2.54(n)	13.88	(17.94)	16.88	13.04	30.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.44(a)	1.42	1.42	1.38	1.41	1.41
Expenses after expense reductions	1.17(a)	1.17	1.17	1.17	1.17	1.20
Net investment income (loss)	0.99(a)(l)	0.66	0.49	0.19	0.48	0.85
Portfolio turnover rate	15(n)	9	7	12	12	11
Net assets at end of period (000 omitted)	$11,800	$9,993	$9,473	$14,744	$13,469	$11,319
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
10

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,009,682	$—	$—	$27,009,682
France	—	5,319,530	—	5,319,530
Switzerland	3,073,594	1,145,369	—	4,218,963
United Kingdom	1,402,559	2,614,889	—	4,017,448
Canada	1,674,812	—	—	1,674,812
Spain	568,128	1,045,260	—	1,613,388
Germany	1,288,577	305,191	—	1,593,768
Japan	589,981	762,726	—	1,352,707
Netherlands	301,671	821,709	—	1,123,380
Other Countries	1,088,994	1,409,710	—	2,498,704
Mutual Funds	354,265	—	—	354,265
Total	$37,352,263	$13,424,384	$—	$50,776,647
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is
11

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$369,097
Long-term capital gains	2,203,257
Total distributions	$2,572,354
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$28,549,143
Gross appreciation	22,957,683
Gross depreciation	(730,179)
Net unrealized appreciation (depreciation)	$22,227,504
As of 12/31/23
Undistributed ordinary income	498,199
Undistributed long-term capital gain	2,858,143
Other temporary differences	5,332
Net unrealized appreciation (depreciation)	25,288,824
12

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$2,088,563
Service Class	—	483,791
Total	$—	$2,572,354
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $3,278, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $64,194, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $249, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $146.
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0348% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $391,395 and $49,118, respectively. The sales transactions resulted in net realized gains (losses) of $44,980.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $7,787,455 and $10,252,883, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	62,784	$1,386,701	193,835	$4,012,208
Service Class	150,483	3,304,421	73,640	1,532,889
	213,267	$4,691,122	267,475	$5,545,097
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	103,805	$2,088,563
Service Class	—	—	24,262	483,791
	—	$—	128,067	$2,572,354
Shares reacquired
Initial Class	(277,101)	$(6,122,148)	(338,228)	$(7,062,214)
Service Class	(79,176)	(1,715,548)	(110,591)	(2,272,757)
	(356,277)	$(7,837,696)	(448,819)	$(9,334,971)
Net change
Initial Class	(214,317)	$(4,735,447)	(40,588)	$(961,443)
Service Class	71,307	1,588,873	(12,689)	(256,077)
	(143,010)	$(3,146,574)	(53,277)	$(1,217,520)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $124 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,736	$6,535,044	$6,182,569	$19	$35	$354,265
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,136	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Investors Trust Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Investors Trust Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	50,956	$ 10,881,144
Howmet Aerospace, Inc.	209,534	16,266,125
		$27,147,269
Alcoholic Beverages – 1.2%
Diageo PLC	165,952	$ 5,222,469
Pernod Ricard S.A.	36,398	4,953,304
		$10,175,773
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	9,481	$ 7,280,946
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	16,198	$ 1,193,630
CME Group, Inc.	26,648	5,238,997
		$6,432,627
Business Services – 1.4%
Fiserv, Inc. (a)	78,998	$ 11,773,862
Computer Software – 13.5%
Adobe Systems, Inc. (a)	11,345	$ 6,302,601
Check Point Software Technologies Ltd. (a)	62,021	10,233,465
Dun & Bradstreet Holdings, Inc.	419,572	3,885,237
Microsoft Corp.	172,029	76,888,362
Salesforce, Inc.	54,682	14,058,742
		$111,368,407
Computer Software - Systems – 3.9%
Apple, Inc.	153,990	$ 32,433,374
Construction – 1.3%
Allegion PLC	37,127	$ 4,386,555
Summit Materials, Inc., “A” (a)	183,721	6,726,026
		$11,112,581
Consumer Products – 2.3%
Colgate-Palmolive Co.	107,748	$ 10,455,866
Kenvue, Inc.	474,218	8,621,283
		$19,077,149
Electrical Equipment – 3.3%
AMETEK, Inc.	44,802	$ 7,468,941
Johnson Controls International PLC	108,338	7,201,227
TE Connectivity Ltd.	82,416	12,397,839
		$27,068,007
VGIFS-SEM
1

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 12.6%
Analog Devices, Inc.	64,229	$ 14,660,912
Applied Materials, Inc.	47,720	11,261,443
ASML Holding N.V.	9,055	9,350,288
Lam Research Corp.	7,991	8,509,216
NVIDIA Corp.	421,758	52,103,983
Texas Instruments, Inc.	39,906	7,762,914
		$103,648,756
Energy - Independent – 2.3%
ConocoPhillips	169,161	$ 19,348,635
Energy - Integrated – 1.4%
Exxon Mobil Corp.	98,796	$ 11,373,395
Food & Beverages – 0.7%
Mondelez International, Inc.	90,258	$ 5,906,484
Health Maintenance Organizations – 1.6%
Cigna Group	41,296	$ 13,651,219
Insurance – 3.0%
Aon PLC	25,707	$ 7,547,061
Chubb Ltd.	39,994	10,201,670
Willis Towers Watson PLC	27,095	7,102,683
		$24,851,414
Internet – 6.2%
Alphabet, Inc., “A”	276,875	$ 50,432,781
Alphabet, Inc., “C”	5,358	982,765
		$51,415,546
Leisure & Toys – 1.1%
Electronic Arts, Inc.	64,177	$ 8,941,781
Machinery & Tools – 1.4%
Eaton Corp. PLC	36,980	$ 11,595,079
Major Banks – 5.8%
Bank of America Corp.	295,204	$ 11,740,263
Goldman Sachs Group, Inc.	29,814	13,485,469
JPMorgan Chase & Co.	112,912	22,837,581
		$48,063,313
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	36,904	$ 11,568,297
Medical Equipment – 4.1%
Agilent Technologies, Inc.	74,377	$ 9,641,490
Becton, Dickinson and Co.	38,420	8,979,138
Medtronic PLC	135,643	10,676,461
STERIS PLC	18,959	4,162,259
		$33,459,348
2

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	33,625	$ 14,834,005
Visa, Inc., “A”	68,105	17,875,519
		$32,709,524
Pharmaceuticals – 5.7%
Eli Lilly & Co.	15,883	$ 14,380,151
Merck & Co., Inc.	70,288	8,701,654
Pfizer, Inc.	325,448	9,106,035
Vertex Pharmaceuticals, Inc. (a)	31,581	14,802,646
		$46,990,486
Pollution Control – 0.7%
Waste Management, Inc.	28,060	$ 5,986,320
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	53,385	$ 4,203,001
Specialty Chemicals – 2.2%
DuPont de Nemours, Inc.	103,843	$ 8,358,323
Linde PLC	21,608	9,481,807
		$17,840,130
Specialty Stores – 8.4%
Amazon.com, Inc. (a)	189,454	$ 36,611,985
Costco Wholesale Corp.	16,124	13,705,239
Home Depot, Inc.	33,008	11,362,674
Target Corp.	49,716	7,359,957
		$69,039,855
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	72,392	$ 14,071,557
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	18,506	$ 2,960,960
Utilities - Electric Power – 2.2%
Southern Co.	121,599	$ 9,432,434
Xcel Energy, Inc.	156,828	8,376,184
		$17,808,618
Total Common Stocks (Identified Cost, $409,291,479)		$819,303,713
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $6,478,476)	6,478,473	$ 6,479,121
Other Assets, Less Liabilities – (0.1)%		(1,130,021)
Net Assets – 100.0%		$824,652,813
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,479,121 and $819,303,713, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
3

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Investors Trust Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $409,291,479)	$819,303,713
Investments in affiliated issuers, at value (identified cost, $6,478,476)	6,479,121
Cash	17,948
Receivables for
Investments sold	1,073,018
Fund shares sold	504,043
Dividends	515,147
Other assets	1,280
Total assets	$827,894,270
Liabilities
Payables for
Investments purchased	$1,337,744
Fund shares reacquired	1,705,189
Payable to affiliates
Investment adviser	66,756
Administrative services fee	1,405
Shareholder servicing costs	278
Distribution and/or service fees	11,750
Accrued expenses and other liabilities	118,335
Total liabilities	$3,241,457
Net assets	$824,652,813
Net assets consist of
Paid-in capital	$296,363,530
Total distributable earnings (loss)	528,289,283
Net assets	$824,652,813
Shares of beneficial interest outstanding	20,255,742
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$397,128,904	9,647,358	$41.16
Service Class	427,523,909	10,608,384	40.30
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$5,292,885
Dividends from affiliated issuers	136,477
Other	3,957
Foreign taxes withheld	(18,600)
Total investment income	$5,414,719
Expenses
Management fee	$3,035,935
Distribution and/or service fees	529,766
Shareholder servicing costs	2,258
Administrative services fee	62,795
Independent Trustees' compensation	7,853
Custodian fee	19,401
Shareholder communications	19,238
Audit and tax fees	34,340
Legal fees	2,100
Miscellaneous	16,833
Total expenses	$3,730,519
Reduction of expenses by investment adviser	(52,635)
Net expenses	$3,677,884
Net investment income (loss)	$1,736,835
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$56,277,359
Affiliated issuers	(878)
Foreign currency	1,437
Net realized gain (loss)	$56,277,918
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$50,603,541
Affiliated issuers	208
Translation of assets and liabilities in foreign currencies	155
Net unrealized gain (loss)	$50,603,904
Net realized and unrealized gain (loss)	$106,881,822
Change in net assets from operations	$108,618,657
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$1,736,835	$4,642,542
Net realized gain (loss)	56,277,918	57,783,180
Net unrealized gain (loss)	50,603,904	70,058,189
Change in net assets from operations	$108,618,657	$132,483,911
Total distributions to shareholders	$—	$(46,552,177)
Change in net assets from fund share transactions	$(71,954,242)	$(58,548,389)
Total change in net assets	$36,664,415	$27,383,345
Net assets
At beginning of period	787,988,398	760,605,053
At end of period	$824,652,813	$787,988,398
See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$35.99	$32.27	$44.72	$36.57	$33.27	$27.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.27	$0.21	$0.25	$0.25
Net realized and unrealized gain (loss)	5.06	5.69	(7.41)	9.53	4.26	8.08
Total from investment operations	$5.17	$5.94	$(7.14)	$9.74	$4.51	$8.33
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.26)	$(0.26)	$(0.21)	$(0.22)
From net realized gain	—	(1.96)	(5.05)	(1.33)	(1.00)	(1.89)
Total distributions declared to shareholders	$—	$(2.22)	$(5.31)	$(1.59)	$(1.21)	$(2.11)
Net asset value, end of period (x)	$41.16	$35.99	$32.27	$44.72	$36.57	$33.27
Total return (%) (k)(r)(s)(x)	14.37(n)	18.98	(16.49)	26.81	13.87	31.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.80	0.79	0.80	0.80
Expenses after expense reductions	0.78(a)	0.78	0.78	0.78	0.79	0.79
Net investment income (loss)	0.56(a)	0.74	0.74	0.50	0.78	0.80
Portfolio turnover rate	11(n)	20	17	13	19	18
Net assets at end of period (000 omitted)	$397,129	$369,577	$357,428	$296,678	$269,852	$265,499

See Notes to Financial Statements
8

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$35.28	$31.67	$43.97	$35.99	$32.77	$26.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.16	$0.16	$0.10	$0.17	$0.17
Net realized and unrealized gain (loss)	4.96	5.57	(7.26)	9.38	4.19	7.97
Total from investment operations	$5.02	$5.73	$(7.10)	$9.48	$4.36	$8.14
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.15)	$(0.17)	$(0.14)	$(0.16)
From net realized gain	—	(1.96)	(5.05)	(1.33)	(1.00)	(1.89)
Total distributions declared to shareholders	$—	$(2.12)	$(5.20)	$(1.50)	$(1.14)	$(2.05)
Net asset value, end of period (x)	$40.30	$35.28	$31.67	$43.97	$35.99	$32.77
Total return (%) (k)(r)(s)(x)	14.23(n)	18.66	(16.69)	26.51	13.60	31.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.05	1.04	1.05	1.05
Expenses after expense reductions	1.03(a)	1.03	1.03	1.03	1.04	1.04
Net investment income (loss)	0.31(a)	0.49	0.44	0.24	0.53	0.55
Portfolio turnover rate	11(n)	20	17	13	19	18
Net assets at end of period (000 omitted)	$427,524	$418,412	$403,177	$534,914	$496,093	$453,132
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
10

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$778,060,240	$—	$—	$778,060,240
France	—	12,234,250	—	12,234,250
Israel	10,233,465	—	—	10,233,465
Netherlands	9,350,288	—	—	9,350,288
United Kingdom	5,222,469	—	—	5,222,469
Canada	4,203,001	—	—	4,203,001
Mutual Funds	6,479,121	—	—	6,479,121
Total	$813,548,584	$12,234,250	$—	$825,782,834
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
11

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,374,191
Long-term capital gains	42,177,986
Total distributions	$46,552,177
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$417,698,684
Gross appreciation	416,096,103
Gross depreciation	(8,011,953)
Net unrealized appreciation (depreciation)	$408,084,150
As of 12/31/23
Undistributed ordinary income	4,639,208
Undistributed long-term capital gain	57,551,171
Other temporary differences	(155)
Net unrealized appreciation (depreciation)	357,480,402
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$21,538,672
Service Class	—	25,013,505
Total	$—	$46,552,177
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $52,635, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2024. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.  Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,374, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $884.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $61,248.
13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $3,957, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $89,411,037 and $157,755,713, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	254,566	$9,929,033	878,229	$29,356,546
Service Class	222,960	8,430,258	376,902	12,504,945
	477,526	$18,359,291	1,255,131	$41,861,491
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	648,365	$21,538,672
Service Class	—	—	767,521	25,013,505
	—	$—	1,415,886	$46,552,177
Shares reacquired
Initial Class	(876,993)	$(34,141,555)	(2,331,464)	$(79,361,286)
Service Class	(1,475,905)	(56,171,978)	(2,014,339)	(67,600,771)
	(2,352,898)	$(90,313,533)	(4,345,803)	$(146,962,057)
Net change
Initial Class	(622,427)	$(24,212,522)	(804,870)	$(28,466,068)
Service Class	(1,252,945)	(47,741,720)	(869,916)	(30,082,321)
	(1,875,372)	$(71,954,242)	(1,674,786)	$(58,548,389)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $1,923 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
14

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,512,055	$69,537,386	$64,569,650	$(878)	$208	$6,479,121
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$136,477	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Value Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 8.8%
Boeing Co. (a)	210,427	$ 38,299,818
General Dynamics Corp.	183,708	53,301,039
Honeywell International, Inc.	196,259	41,909,147
Northrop Grumman Corp.	87,293	38,055,383
RTX Corp.	452,527	45,429,186
		$216,994,573
Alcoholic Beverages – 1.1%
Diageo PLC	833,568	$ 26,232,181
Brokerage & Asset Managers – 5.1%
BlackRock, Inc.	33,164	$ 26,110,681
Citigroup, Inc.	588,131	37,322,793
KKR & Co., Inc.	242,107	25,479,341
NASDAQ, Inc.	596,847	35,966,000
		$124,878,815
Business Services – 2.7%
Accenture PLC, “A”	150,396	$ 45,631,650
Equifax, Inc.	87,939	21,321,690
		$66,953,340
Cable TV – 1.1%
Comcast Corp., “A”	660,074	$ 25,848,498
Chemicals – 0.6%
PPG Industries, Inc.	108,118	$ 13,610,975
Construction – 0.8%
Otis Worldwide Corp.	87,543	$ 8,426,889
Sherwin-Williams Co.	33,532	10,006,955
		$18,433,844
Consumer Products – 2.2%
Kenvue, Inc.	1,245,952	$ 22,651,407
Kimberly-Clark Corp.	136,767	18,901,199
Reckitt Benckiser Group PLC	245,613	13,254,293
		$54,806,899
Electrical Equipment – 0.5%
Johnson Controls International PLC	48,324	$ 3,212,096
W.W. Grainger, Inc.	9,468	8,542,409
		$11,754,505
Electronics – 6.9%
Analog Devices, Inc.	234,845	$ 53,605,720
KLA Corp.	53,913	44,451,807
NXP Semiconductors N.V.	121,412	32,670,755
VLUFS-SEM
1

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	201,398	$ 39,177,953
		$169,906,235
Energy - Independent – 3.4%
ConocoPhillips	545,538	$ 62,398,636
EOG Resources, Inc.	172,663	21,733,092
		$84,131,728
Energy - Integrated – 3.3%
Chevron Corp.	240,419	$ 37,606,340
Exxon Mobil Corp.	383,325	44,128,374
		$81,734,714
Food & Beverages – 3.7%
Mondelez International, Inc.	415,253	$ 27,174,156
Nestle S.A.	308,922	31,536,898
PepsiCo, Inc.	192,718	31,784,980
		$90,496,034
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	134,210	$ 32,447,952
Health Maintenance Organizations – 4.4%
Cigna Group	222,265	$ 73,474,141
Elevance Health, Inc.	64,392	34,891,449
		$108,365,590
Insurance – 11.6%
Aon PLC	184,560	$ 54,183,125
Chubb Ltd.	176,833	45,106,562
Marsh & McLennan Cos., Inc.	282,974	59,628,281
Progressive Corp.	409,140	84,982,469
Travelers Cos., Inc.	198,717	40,407,115
		$284,307,552
Machinery & Tools – 3.9%
Eaton Corp. PLC	107,626	$ 33,746,132
Illinois Tool Works, Inc.	102,379	24,259,728
PACCAR, Inc.	159,183	16,386,298
Trane Technologies PLC	56,751	18,667,107
Veralto Corp.	14,524	1,386,606
		$94,445,871
Major Banks – 8.1%
JPMorgan Chase & Co.	612,431	$ 123,870,294
Morgan Stanley	493,029	47,917,488
PNC Financial Services Group, Inc.	169,024	26,279,852
		$198,067,634
Medical & Health Technology & Services – 2.7%
McKesson Corp.	114,162	$ 66,675,174
2

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.3%
Abbott Laboratories	242,833	$ 25,232,777
Medtronic PLC	87,074	6,853,595
		$32,086,372
Other Banks & Diversified Financials – 2.1%
American Express Co.	219,329	$ 50,785,630
Pharmaceuticals – 6.5%
AbbVie, Inc.	187,069	$ 32,086,075
Johnson & Johnson	360,234	52,651,801
Merck & Co., Inc.	253,697	31,407,689
Pfizer, Inc.	1,312,139	36,713,649
Roche Holding AG	24,897	6,913,909
		$159,773,123
Railroad & Shipping – 2.4%
Canadian National Railway Co.	110,473	$ 13,050,176
Union Pacific Corp.	204,048	46,167,900
		$59,218,076
Real Estate – 1.8%
Prologis, Inc., REIT	327,971	$ 36,834,423
Public Storage, Inc., REIT	28,486	8,193,998
		$45,028,421
Specialty Chemicals – 1.9%
Corteva, Inc.	243,442	$ 13,131,261
DuPont de Nemours, Inc.	412,067	33,167,273
		$46,298,534
Specialty Stores – 3.4%
Lowe's Cos., Inc.	217,449	$ 47,938,807
Target Corp.	242,705	35,930,048
		$83,868,855
Utilities - Electric Power – 7.8%
American Electric Power Co., Inc.	115,465	$ 10,130,899
Dominion Energy, Inc.	725,467	35,547,883
Duke Energy Corp.	431,842	43,283,524
Exelon Corp.	472,725	16,361,012
PG&E Corp.	1,414,663	24,700,016
Southern Co.	591,237	45,862,254
Xcel Energy, Inc.	280,804	14,997,742
		$190,883,330
Total Common Stocks (Identified Cost, $1,303,977,348)		$2,438,034,455
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $9,149,377)	9,148,946	$ 9,149,861
Other Assets, Less Liabilities – 0.2%		5,258,592
Net Assets – 100.0%		$2,452,442,908
3

MFS Value Series
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,149,861 and $2,438,034,455, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,303,977,348)	$2,438,034,455
Investments in affiliated issuers, at value (identified cost, $9,149,377)	9,149,861
Cash	119,659
Receivables for
Investments sold	1,405,575
Fund shares sold	3,442,634
Dividends	1,823,413
Other assets	3,718
Total assets	$2,453,979,315
Liabilities
Payables for
Fund shares reacquired	$1,176,888
Payable to affiliates
Investment adviser	149,195
Administrative services fee	3,933
Shareholder servicing costs	405
Distribution and/or service fees	32,071
Accrued expenses and other liabilities	173,915
Total liabilities	$1,536,407
Net assets	$2,452,442,908
Net assets consist of
Paid-in capital	$982,599,452
Total distributable earnings (loss)	1,469,843,456
Net assets	$2,452,442,908
Shares of beneficial interest outstanding	109,750,362
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,278,428,174	56,452,398	$22.65
Service Class	1,174,014,734	53,297,964	22.03
See Notes to Financial Statements
5

MFS Value Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$29,582,166
Dividends from affiliated issuers	600,338
Other	16,053
Income on securities loaned	1,279
Foreign taxes withheld	(260,049)
Total investment income	$29,939,787
Expenses
Management fee	$8,618,279
Distribution and/or service fees	1,499,019
Shareholder servicing costs	3,528
Administrative services fee	183,467
Independent Trustees' compensation	22,039
Custodian fee	58,939
Shareholder communications	22,889
Audit and tax fees	35,480
Legal fees	6,595
Miscellaneous	28,318
Total expenses	$10,478,553
Reduction of expenses by investment adviser	(334,176)
Net expenses	$10,144,377
Net investment income (loss)	$19,795,410
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$98,522,723
Affiliated issuers	(5,658)
Foreign currency	17,486
Net realized gain (loss)	$98,534,551
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$38,495,714
Affiliated issuers	(863)
Translation of assets and liabilities in foreign currencies	(41,966)
Net unrealized gain (loss)	$38,452,885
Net realized and unrealized gain (loss)	$136,987,436
Change in net assets from operations	$156,782,846
See Notes to Financial Statements
6

MFS Value Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$19,795,410	$38,641,482
Net realized gain (loss)	98,534,551	185,261,535
Net unrealized gain (loss)	38,452,885	(45,358,344)
Change in net assets from operations	$156,782,846	$178,544,673
Total distributions to shareholders	$—	$(206,485,454)
Change in net assets from fund share transactions	$(158,552,714)	$35,588,362
Total change in net assets	$(1,769,868)	$7,647,581
Net assets
At beginning of period	2,454,212,776	2,446,565,195
At end of period	$2,452,442,908	$2,454,212,776
See Notes to Financial Statements
7

MFS Value Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$21.27	$21.55	$24.72	$20.40	$20.95	$17.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.35	$0.31	$0.31	$0.33
Net realized and unrealized gain (loss)	1.19	1.22	(1.83)	4.84	0.29	4.68
Total from investment operations	$1.38	$1.58	$(1.48)	$5.15	$0.60	$5.01
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.32)	$(0.31)	$(0.30)	$(0.44)
From net realized gain	—	(1.50)	(1.37)	(0.52)	(0.85)	(0.92)
Total distributions declared to shareholders	$—	$(1.86)	$(1.69)	$(0.83)	$(1.15)	$(1.36)
Net asset value, end of period (x)	$22.65	$21.27	$21.55	$24.72	$20.40	$20.95
Total return (%) (k)(r)(s)(x)	6.49(n)	7.93	(5.91)	25.45	3.48	29.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.72	0.72	0.72	0.73	0.73
Expenses after expense reductions	0.69(a)	0.69	0.70	0.70	0.71	0.72
Net investment income (loss)	1.70(a)	1.73	1.60	1.33	1.64	1.67
Portfolio turnover rate	8(n)	16	13	9	17	13
Net assets at end of period (000 omitted)	$1,278,428	$1,246,269	$1,207,158	$1,363,583	$1,183,318	$945,183

See Notes to Financial Statements
8

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$20.72	$21.03	$24.16	$19.96	$20.52	$16.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.29	$0.24	$0.25	$0.27
Net realized and unrealized gain (loss)	1.15	1.19	(1.79)	4.75	0.29	4.59
Total from investment operations	$1.31	$1.49	$(1.50)	$4.99	$0.54	$4.86
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.26)	$(0.27)	$(0.25)	$(0.38)
From net realized gain	—	(1.50)	(1.37)	(0.52)	(0.85)	(0.92)
Total distributions declared to shareholders	$—	$(1.80)	$(1.63)	$(0.79)	$(1.10)	$(1.30)
Net asset value, end of period (x)	$22.03	$20.72	$21.03	$24.16	$19.96	$20.52
Total return (%) (k)(r)(s)(x)	6.32(n)	7.69	(6.14)	25.16	3.22	29.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.97	0.97	0.97	0.98	0.98
Expenses after expense reductions	0.94(a)	0.94	0.95	0.95	0.96	0.97
Net investment income (loss)	1.45(a)	1.48	1.35	1.08	1.38	1.42
Portfolio turnover rate	8(n)	16	13	9	17	13
Net assets at end of period (000 omitted)	$1,174,015	$1,207,943	$1,239,407	$1,469,104	$1,267,251	$1,279,123
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Value Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
10

MFS Value Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,347,046,998	$—	$—	$2,347,046,998
United Kingdom	26,232,181	13,254,293	—	39,486,474
Switzerland	38,450,807	—	—	38,450,807
Canada	13,050,176	—	—	13,050,176
Mutual Funds	9,149,861	—	—	9,149,861
Total	$2,433,930,023	$13,254,293	$—	$2,447,184,316
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
11

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$37,786,809
Long-term capital gains	168,698,645
Total distributions	$206,485,454
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$1,321,606,344
Gross appreciation	1,153,712,161
Gross depreciation	(28,134,189)
Net unrealized appreciation (depreciation)	$1,125,577,972
As of 12/31/23
Undistributed ordinary income	39,125,440
Undistributed long-term capital gain	188,223,272
Other temporary differences	43,741
Net unrealized appreciation (depreciation)	1,085,668,157
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$105,947,750
Service Class	—	100,537,704
Total	$—	$206,485,454
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $162,832, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $171,344, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $2,400, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $1,128.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $674,466.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $16,053, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $210,439,309 and $325,315,608, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,294,915	$115,976,868	7,468,912	$159,547,620
Service Class	2,943,940	63,199,880	5,808,561	120,426,998
	8,238,855	$179,176,748	13,277,473	$279,974,618
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,329,364	$105,947,750
Service Class	—	—	5,187,704	100,537,704
	—	$—	10,517,068	$206,485,454
Shares reacquired
Initial Class	(7,434,637)	$(165,699,408)	(10,223,245)	$(211,616,295)
Service Class	(7,958,299)	(172,030,054)	(11,621,721)	(239,255,415)
	(15,392,936)	$(337,729,462)	(21,844,966)	$(450,871,710)
Net change
Initial Class	(2,139,722)	$(49,722,540)	2,575,031	$53,879,075
Service Class	(5,014,359)	(108,830,174)	(625,456)	(18,290,713)
	(7,154,081)	$(158,552,714)	1,949,575	$35,588,362
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
14

MFS Value Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $5,976 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,425,117	$228,419,598	$227,688,333	$(5,658)	$(863)	$9,149,861
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$600,338	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Mid Cap Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 4.0%
Hexcel Corp.	22,475	$ 1,403,564
Howmet Aerospace, Inc.	127,084	9,865,531
Melrose Industries PLC	89,523	625,199
TransDigm Group, Inc.	1,802	2,302,253
		$14,196,547
Automotive – 2.2%
Copart, Inc. (a)	144,805	$ 7,842,639
Brokerage & Asset Managers – 3.5%
Ares Management Co.	31,351	$ 4,178,461
Blue Owl Capital, Inc.	19,182	340,481
LPL Financial Holdings, Inc.	16,445	4,593,088
The Carlyle Group, Inc.	32,266	1,295,480
TPG, Inc.	49,516	2,052,438
		$12,459,948
Business Services – 11.8%
Corpay, Inc. (a)	3,504	$ 933,501
CoStar Group, Inc. (a)	75,098	5,567,766
Equifax, Inc.	10,273	2,490,792
Factset Research Systems, Inc.	7,624	3,112,650
Morningstar, Inc.	18,172	5,376,186
MSCI, Inc.	12,630	6,084,502
TransUnion	50,082	3,714,081
Tyler Technologies, Inc. (a)	12,480	6,274,694
Verisk Analytics, Inc., “A”	29,576	7,972,211
		$41,526,383
Computer Software – 7.1%
ANSYS, Inc. (a)	2,482	$ 797,963
Cadence Design Systems, Inc. (a)	30,774	9,470,699
Datadog, Inc., “A” (a)	33,205	4,306,356
Dun & Bradstreet Holdings, Inc.	77,999	722,271
PTC, Inc. (a)	14,682	2,667,279
Synopsys, Inc. (a)	11,787	7,013,972
		$24,978,540
Computer Software - Systems – 5.9%
Arista Networks, Inc. (a)	5,094	$ 1,785,345
Constellation Software, Inc.	2,096	6,039,385
Guidewire Software, Inc. (a)	41,238	5,686,308
HubSpot, Inc. (a)	6,435	3,795,299
ServiceNow, Inc. (a)	4,684	3,684,762
		$20,991,099
VMGFS-SEM
1

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.1%
AZEK Co., Inc. (a)	100,182	$ 4,220,668
Martin Marietta Materials, Inc.	2,994	1,622,149
Vulcan Materials Co.	34,715	8,632,926
		$14,475,743
Consumer Products – 1.7%
Church & Dwight Co., Inc.	47,864	$ 4,962,540
ODDITY Tech Ltd. (a)(l)	24,204	950,249
		$5,912,789
Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc. (a)	50,490	$ 5,557,939
Electrical Equipment – 4.9%
AMETEK, Inc.	49,141	$ 8,192,296
Hubbell, Inc.	8,781	3,209,280
nVent Electric PLC	57,689	4,419,554
Vertiv Holdings Co.	17,993	1,557,654
		$17,378,784
Electronics – 7.8%
ASM International N.V.	12,083	$ 9,210,902
Entegris, Inc.	5,883	796,558
Monolithic Power Systems, Inc.	16,220	13,327,650
Nova Ltd. (a)	9,009	2,112,881
Onto Innovation, Inc. (a)	8,756	1,922,467
		$27,370,458
Energy - Independent – 1.8%
Chesapeake Energy Corp.	38,399	$ 3,156,014
Diamondback Energy, Inc.	16,541	3,311,343
		$6,467,357
Engineering - Construction – 0.9%
Quanta Services, Inc.	12,056	$ 3,063,309
Entertainment – 3.3%
Live Nation Entertainment, Inc. (a)	19,583	$ 1,835,711
Spotify Technology S.A. (a)	22,513	7,064,354
TKO Group Holdings, Inc.	25,118	2,712,493
		$11,612,558
Food & Beverages – 0.6%
Celsius Holdings, Inc. (a)	35,532	$ 2,028,522
Gaming & Lodging – 3.5%
DraftKings, Inc. (a)	103,249	$ 3,941,015
Hyatt Hotels Corp.	37,909	5,759,135
Las Vegas Sands Corp.	23,043	1,019,653
Red Rock Resorts, Inc.	33,411	1,835,266
		$12,555,069
Insurance – 1.6%
Arthur J. Gallagher & Co.	21,345	$ 5,534,972
2

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.0%
Gartner, Inc. (a)	15,975	$ 7,173,733
Leisure & Toys – 2.2%
Take-Two Interactive Software, Inc. (a)	50,758	$ 7,892,361
Machinery & Tools – 3.0%
Ingersoll Rand, Inc.	45,129	$ 4,099,518
Wabtec Corp.	40,262	6,363,409
		$10,462,927
Medical & Health Technology & Services – 4.1%
Chemed Corp.	3,838	$ 2,082,422
ICON PLC (a)	17,862	5,599,201
IDEXX Laboratories, Inc. (a)	6,348	3,092,746
Veeva Systems, Inc. (a)	19,558	3,579,309
		$14,353,678
Medical Equipment – 9.3%
Agilent Technologies, Inc.	39,344	$ 5,100,163
Bio-Techne Corp.	34,692	2,485,682
Bruker BioSciences Corp.	46,881	2,991,477
DexCom, Inc. (a)	45,804	5,193,258
Masimo Corp. (a)	13,933	1,754,722
Natera, Inc. (a)	40,598	4,396,357
STERIS PLC	25,352	5,565,778
Waters Corp. (a)	4,543	1,318,015
West Pharmaceutical Services, Inc.	11,747	3,869,344
		$32,674,796
Metals & Mining – 0.4%
Cameco Corp.	28,211	$ 1,387,981
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	9,014	$ 1,575,918
Pharmaceuticals – 1.6%
Ascendis Pharma, ADR (a)	29,654	$ 4,044,213
Legend Biotech Corp., ADR (a)	33,298	1,474,768
		$5,518,981
Pollution Control – 0.7%
GFL Environmental, Inc.	62,116	$ 2,418,176
Printing & Publishing – 2.3%
Warner Music Group Corp.	25,360	$ 777,284
Wolters Kluwer N.V.	45,457	7,514,549
		$8,291,833
Restaurants – 2.6%
Chipotle Mexican Grill, Inc., “A” (a)	76,650	$ 4,802,122
Wingstop, Inc.	10,151	4,290,422
		$9,092,544
3

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.5%
ACV Auctions, Inc. (a)	120,708	$ 2,202,921
Floor & Decor Holdings, Inc., “A” (a)	2,858	284,114
O'Reilly Automotive, Inc. (a)	3,695	3,902,142
Tractor Supply Co.	15,454	4,172,580
Ulta Beauty, Inc. (a)	4,550	1,755,708
		$12,317,465
Trucking – 0.3%
Saia, Inc. (a)	2,217	$ 1,051,501
Utilities - Electric Power – 0.3%
Vistra Corp.	10,900	$ 937,182
Total Common Stocks (Identified Cost, $202,692,136)		$349,101,732
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,984	$ 0

Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $2,940,578)	2,940,573	$ 2,940,867
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $868,000)	868,000	$ 868,000
Other Assets, Less Liabilities – (0.1)%		(208,995)
Net Assets – 100.0%		$352,701,604
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,940,867 and $349,969,732, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
4

MFS Mid Cap Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $851,942 of securities on loan (identified cost, $203,560,136)	$349,969,732
Investments in affiliated issuers, at value (identified cost, $2,940,578)	2,940,867
Foreign currency, at value (identified cost, $21)	22
Receivables for
Fund shares sold	880,990
Interest and dividends	22,254
Other assets	622
Total assets	$353,814,487
Liabilities
Payables for
Fund shares reacquired	$150,053
Collateral for securities loaned, at value	868,000
Payable to affiliates
Investment adviser	28,324
Administrative services fee	661
Shareholder servicing costs	225
Distribution and/or service fees	3,432
Accrued expenses and other liabilities	62,188
Total liabilities	$1,112,883
Net assets	$352,701,604
Net assets consist of
Paid-in capital	$155,772,570
Total distributable earnings (loss)	196,929,034
Net assets	$352,701,604
Shares of beneficial interest outstanding	40,346,003
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$226,307,662	24,508,171	$9.23
Service Class	126,393,942	15,837,832	7.98
See Notes to Financial Statements
5

MFS Mid Cap Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$892,966
Dividends from affiliated issuers	88,494
Income on securities loaned	4,856
Interest	2,452
Other	2,130
Foreign taxes withheld	(16,705)
Total investment income	$974,193
Expenses
Management fee	$1,323,434
Distribution and/or service fees	156,017
Shareholder servicing costs	1,331
Administrative services fee	30,316
Independent Trustees' compensation	4,095
Custodian fee	9,466
Shareholder communications	6,007
Audit and tax fees	35,737
Legal fees	907
Miscellaneous	14,297
Total expenses	$1,581,607
Reduction of expenses by investment adviser	(22,974)
Net expenses	$1,558,633
Net investment income (loss)	$(584,440)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$28,035,077
Affiliated issuers	498
Foreign currency	(708)
Net realized gain (loss)	$28,034,867
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,104,223)
Affiliated issuers	(1,496)
Translation of assets and liabilities in foreign currencies	801
Net unrealized gain (loss)	$(1,104,918)
Net realized and unrealized gain (loss)	$26,929,949
Change in net assets from operations	$26,345,509
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(584,440)	$(503,988)
Net realized gain (loss)	28,034,867	23,937,444
Net unrealized gain (loss)	(1,104,918)	40,315,806
Change in net assets from operations	$26,345,509	$63,749,262
Total distributions to shareholders	$—	$(4,657,287)
Change in net assets from fund share transactions	$(20,396,146)	$(28,044,013)
Total change in net assets	$5,949,363	$31,047,962
Net assets
At beginning of period	346,752,241	315,704,279
At end of period	$352,701,604	$346,752,241
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.57	$7.16	$11.72	$12.64	$9.96	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.01)	$(0.01)	$(0.05)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	0.67	1.53	(3.28)	1.78	3.53	3.10
Total from investment operations	$0.66	$1.52	$(3.29)	$1.73	$3.50	$3.09
Less distributions declared to shareholders
From net realized gain	$—	$(0.11)	$(1.27)	$(2.65)	$(0.82)	$(1.36)
Net asset value, end of period (x)	$9.23	$8.57	$7.16	$11.72	$12.64	$9.96
Total return (%) (k)(r)(s)(x)	7.70(n)	21.32	(28.70)	14.11	36.48	38.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.81	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.79(a)	0.80	0.80	0.79	0.80	0.80
Net investment income (loss)	(0.24)(a)	(0.07)	(0.17)	(0.44)	(0.26)	(0.07)
Portfolio turnover rate	18(n)	31	27	18	40	17
Net assets at end of period (000 omitted)	$226,308	$226,799	$210,790	$306,174	$311,988	$290,512
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.42	$6.23	$10.43	$11.53	$9.17	$7.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.03)	$(0.08)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	0.58	1.32	(2.90)	1.63	3.23	2.88
Total from investment operations	$0.56	$1.30	$(2.93)	$1.55	$3.18	$2.85
Less distributions declared to shareholders
From net realized gain	$—	$(0.11)	$(1.27)	$(2.65)	$(0.82)	$(1.36)
Net asset value, end of period (x)	$7.98	$7.42	$6.23	$10.43	$11.53	$9.17
Total return (%) (k)(r)(s)(x)	7.55(n)	20.97	(28.79)	13.88	36.12	38.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.04(a)	1.05	1.05	1.04	1.05	1.05
Net investment income (loss)	(0.49)(a)	(0.32)	(0.41)	(0.68)	(0.51)	(0.32)
Portfolio turnover rate	18(n)	31	27	18	40	17
Net assets at end of period (000 omitted)	$126,394	$119,953	$104,914	$142,517	$131,845	$103,504

See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
10

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$313,323,429	$—	$—	$313,323,429
Netherlands	9,210,902	7,514,549	—	16,725,451
Canada	9,845,542	—	—	9,845,542
Denmark	4,044,213	—	—	4,044,213
Israel	3,063,130	—	—	3,063,130
China	1,474,768	—	—	1,474,768
United Kingdom	—	625,199	—	625,199
Mutual Funds	3,808,867	—	—	3,808,867
Total	$344,770,851	$8,139,748	$—	$352,910,599
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $851,942.  The fair value of the fund's investment securities on loan and a related liability of $868,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
11

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Long-term capital gains	$4,657,287
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$207,239,701
Gross appreciation	150,669,661
Gross depreciation	(4,998,763)
Net unrealized appreciation (depreciation)	$145,670,898
As of 12/31/23
Undistributed long-term capital gain	23,778,984
Other temporary differences	(800)
Net unrealized appreciation (depreciation)	146,805,341
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$2,924,090
Service Class	—	1,733,197
Total	$—	$4,657,287
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $22,974, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $687, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $644.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance,the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $62,373 and $58,577, respectively. The sales transactions resulted in net realized gains (losses) of $(46,431).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $2,130, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $64,432,864 and $81,239,410, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,105,351	$10,080,851	2,145,987	$16,486,910
Service Class	1,660,762	13,036,005	2,192,563	14,771,729
	2,766,113	$23,116,856	4,338,550	$31,258,639
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	372,623	$2,895,280
Service Class	—	—	257,533	1,733,197
	—	$—	630,156	$4,628,477
Shares reacquired
Initial Class	(3,057,685)	$(27,725,740)	(5,479,008)	$(42,898,608)
Service Class	(1,995,874)	(15,787,262)	(3,122,292)	(21,032,521)
	(5,053,559)	$(43,513,002)	(8,601,300)	$(63,931,129)
Net change
Initial Class	(1,952,334)	$(17,644,889)	(2,960,398)	$(23,516,418)
Service Class	(335,112)	(2,751,257)	(672,196)	(4,527,595)
	(2,287,446)	$(20,396,146)	(3,632,594)	$(28,044,013)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 7%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $860 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,193,843	$24,588,928	$29,840,906	$498	$(1,496)	$2,940,867
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$88,494	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS New Discovery Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace & Defense – 3.8%
CACI International, Inc., “A” (a)	34,377	$ 14,786,579
KBR, Inc.	172,642	11,073,258
Loar Holdings, Inc. (a)	7,142	381,454
		$26,241,291
Apparel Manufacturers – 1.3%
Skechers USA, Inc., “A” (a)	133,974	$ 9,260,283
Automotive – 2.1%
Lear Corp.	49,349	$ 5,636,149
Visteon Corp. (a)	86,944	9,276,925
		$14,913,074
Biotechnology – 2.2%
Adaptive Biotechnologies Corp. (a)	667,543	$ 2,416,506
BioAtla, Inc. (a)(l)	107,379	147,109
Blueprint Medicines Corp. (a)	33,013	3,558,141
BridgeBio Pharma, Inc. (a)	116,493	2,950,768
CG Oncology, Inc. (a)	51,470	1,624,908
Immunocore Holdings PLC, ADR (a)	75,480	2,558,017
MaxCyte, Inc. (a)	98,264	385,195
Oxford Nanopore Technologies PLC (a)	955,288	1,139,954
Prelude Therapeutics, Inc. (a)	103,644	394,884
		$15,175,482
Brokerage & Asset Managers – 3.0%
GCM Grosvenor, Inc., “A”	463,140	$ 4,520,246
Hamilton Lane, Inc., “A”	61,152	7,557,164
WisdomTree Investments, Inc.	901,951	8,938,335
		$21,015,745
Business Services – 5.1%
ExlService Holdings, Inc. (a)	236,081	$ 7,403,500
Remitly Global, Inc. (a)	679,421	8,234,582
Thoughtworks Holding, Inc. (a)	1,049,309	2,980,038
TriNet Group, Inc.	56,558	5,655,800
UL Solutions, Inc.	267,777	11,297,512
		$35,571,432
Computer Software – 10.8%
Alkami Technology, Inc. (a)	303,433	$ 8,641,772
Altair Engineering, Inc., “A” (a)	57,825	5,671,476
AvidXchange Holdings, Inc. (a)	349,519	4,215,199
CCC Intelligent Holdings, Inc. (a)	808,433	8,981,691
Definitive Healthcare Corp. (a)	855,618	4,671,674
DoubleVerify Holdings, Inc. (a)	362,627	7,060,348
Kinaxis, Inc. (a)	66,889	7,713,467
PagerDuty, Inc. (a)	183,223	4,201,303
Procore Technologies, Inc. (a)	113,497	7,525,986
Sabre Corp. (a)	1,035,841	2,765,695
VNDFS-SEM
1

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
SentinelOne, Inc., “A” (a)	328,618	$ 6,917,409
Zeta Global Holdings Corp. (a)	381,800	6,738,770
		$75,104,790
Computer Software - Systems – 5.0%
Five9, Inc. (a)	274,334	$ 12,098,129
Guidewire Software, Inc. (a)	76,412	10,536,451
Q2 Holdings, Inc. (a)	155,699	9,393,321
Rapid7, Inc. (a)	63,326	2,737,583
		$34,765,484
Construction – 2.6%
AZEK Co., Inc. (a)	81,694	$ 3,441,768
Summit Materials, Inc., “A” (a)	393,817	14,417,641
		$17,859,409
Consumer Products – 0.7%
e.l.f. Beauty, Inc. (a)	24,682	$ 5,200,991
Consumer Services – 2.0%
Boyd Group Services, Inc.	40,673	$ 7,639,882
European Wax Center, Inc., “A” (a)	609,036	6,047,728
		$13,687,610
Containers – 0.5%
AptarGroup Inc.	23,872	$ 3,361,416
Electrical Equipment – 3.0%
Littlefuse, Inc.	27,721	$ 7,085,211
nVent Electric PLC	175,697	13,460,147
		$20,545,358
Electronics – 6.9%
Advanced Energy Industries, Inc.	89,067	$ 9,686,927
Allegro MicroSystems, Inc. (a)	190,167	5,370,316
Astera Labs, Inc. (a)(l)	17,512	1,059,651
Formfactor, Inc. (a)	190,083	11,505,724
Nova Ltd. (a)	37,860	8,879,306
Onto Innovation, Inc. (a)	51,732	11,358,278
		$47,860,202
Energy - Independent – 4.3%
Antero Resources Corp. (a)	209,327	$ 6,830,340
Matador Resources Co.	171,131	10,199,408
Permian Resources Corp.	432,123	6,978,786
Viper Energy, Inc.	166,701	6,256,289
		$30,264,823
Engineering - Construction – 3.6%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	126,386	$ 3,790,316
Jacobs Solutions, Inc.	83,485	11,663,689
TopBuild Corp. (a)	25,354	9,768,136
		$25,222,141
2

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.5%
Vivid Seats, Inc., “A” (a)	634,577	$ 3,648,818
Food & Beverages – 0.9%
Duckhorn Portfolio, Inc. (a)	736,560	$ 5,229,576
Oatly Group AB, ADR (a)(l)	1,406,525	1,322,134
		$6,551,710
Gaming & Lodging – 1.0%
Genius Sports Ltd. (a)	1,329,162	$ 7,243,933
General Merchandise – 1.7%
Five Below, Inc. (a)	46,849	$ 5,105,135
Ollie's Bargain Outlet Holdings, Inc. (a)	70,428	6,913,917
		$12,019,052
Healthcare Revenue - Other – 0.7%
Tempus AI, Inc. (a)	142,659	$ 4,993,065
Leisure & Toys – 2.0%
Brunswick Corp.	88,285	$ 6,424,499
Corsair Gaming, Inc. (a)	386,308	4,264,840
Funko, Inc., “A” (a)	360,843	3,521,828
		$14,211,167
Machinery & Tools – 4.2%
Crane Co.	94,145	$ 13,649,142
Flowserve Corp.	57,707	2,775,707
RB Global, Inc.	166,157	12,687,748
		$29,112,597
Medical & Health Technology & Services – 2.5%
Certara, Inc. (a)	537,117	$ 7,439,070
HealthEquity, Inc. (a)	65,810	5,672,822
Schrodinger, Inc. (a)	239,138	4,624,929
		$17,736,821
Medical Equipment – 7.3%
Bio-Techne Corp.	123,004	$ 8,813,237
CryoPort, Inc. (a)	391,131	2,702,715
Envista Holdings Corp. (a)	244,722	4,069,727
Fractyl Health, Inc. (a)(l)	192,603	822,415
Gerresheimer AG	56,932	6,115,427
Maravai Lifesciences Holdings, Inc., “A” (a)	260,105	1,862,352
Natera, Inc. (a)	52,359	5,669,956
OptiNose, Inc. (a)(l)	591,489	615,149
Outset Medical, Inc. (a)	297,557	1,145,594
PROCEPT BioRobotics Corp. (a)	77,278	4,720,913
QIAGEN N.V.	212,739	8,741,445
UFP Technologies, Inc. (a)	20,288	5,353,394
		$50,632,324
Oil Services – 1.8%
TechnipFMC PLC	467,166	$ 12,216,391
3

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.5%
Amicus Therapeutics, Inc. (a)	559,153	$ 5,546,798
Annexon, Inc. (a)	212,613	1,041,804
Ascendis Pharma, ADR (a)	29,042	3,960,748
Collegium Pharmaceutical, Inc. (a)	125,892	4,053,722
Cytokinetics, Inc. (a)	46,406	2,514,277
Harmony Biosciences Holdings (a)	98,737	2,978,895
Kymera Therapeutics, Inc. (a)	70,723	2,111,082
Legend Biotech Corp., ADR (a)	62,295	2,759,045
Neurocrine Biosciences, Inc. (a)	28,445	3,916,023
SpringWorks Therapeutics, Inc. (a)	104,190	3,924,837
Ultragenyx Pharmaceutical, Inc. (a)	67,717	2,783,169
Viking Therapeutics, Inc. (a)	45,678	2,421,391
		$38,011,791
Pollution Control – 2.0%
GFL Environmental, Inc.	362,316	$ 14,104,962
Real Estate – 2.0%
DigitalBridge Group, Inc., REIT	333,859	$ 4,573,868
STAG Industrial, Inc., REIT	146,125	5,269,268
Terreno Realty Corp., REIT	74,797	4,426,486
		$14,269,622
Restaurants – 1.9%
U.S. Foods Holding Corp. (a)	245,196	$ 12,990,484
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	156,520	$ 5,348,288
Specialty Stores – 1.1%
ACV Auctions, Inc. (a)	279,492	$ 5,100,729
Chewy, Inc., “A” (a)	97,967	2,668,621
		$7,769,350
Trucking – 2.7%
Knight-Swift Transportation Holdings, Inc.	196,525	$ 9,810,528
Saia, Inc. (a)	11,561	5,483,267
XPO, Inc. (a)	31,608	3,355,189
		$18,648,984
Total Common Stocks (Identified Cost, $609,857,962)		$665,558,890
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a) (Identified Cost, $1,866)	$ 2.57	11/23/22	186,662	$ 0

4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $36,869,359)	36,869,655	$ 36,873,342
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $3,653,880)	3,653,880	$ 3,653,880
Other Assets, Less Liabilities – (1.3)%		(9,106,675)
Net Assets – 100.0%		$696,979,437
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,873,342 and $669,212,770, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $3,458,607 of securities on loan (identified cost, $613,513,708)	$669,212,770
Investments in affiliated issuers, at value (identified cost, $36,869,359)	36,873,342
Receivables for
Investments sold	1,151,745
Fund shares sold	153,661
Interest and dividends	280,577
Other assets	1,055
Total assets	$707,673,150
Liabilities
Payables for
Investments purchased	$6,220,157
Fund shares reacquired	637,009
Collateral for securities loaned, at value	3,653,880
Payable to affiliates
Investment adviser	30,195
Administrative services fee	1,190
Shareholder servicing costs	598
Distribution and/or service fees	10,878
Accrued expenses and other liabilities	139,806
Total liabilities	$10,693,713
Net assets	$696,979,437
Net assets consist of
Paid-in capital	$761,587,182
Total distributable earnings (loss)	(64,607,745)
Net assets	$696,979,437
Shares of beneficial interest outstanding	60,963,186
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$295,195,126	22,193,143	$13.30
Service Class	401,784,311	38,770,043	10.36
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$1,981,523
Dividends from affiliated issuers	681,567
Income on securities loaned	130,317
Other	30,684
Foreign taxes withheld	(34,500)
Total investment income	$2,789,591
Expenses
Management fee	$3,165,888
Distribution and/or service fees	502,700
Shareholder servicing costs	3,169
Administrative services fee	55,311
Independent Trustees' compensation	7,050
Custodian fee	19,703
Shareholder communications	19,337
Audit and tax fees	35,483
Legal fees	1,882
Miscellaneous	16,388
Total expenses	$3,826,911
Reduction of expenses by investment adviser	(260,686)
Net expenses	$3,566,225
Net investment income (loss)	$(776,634)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,900,230
Affiliated issuers	2,392
Foreign currency	622
Net realized gain (loss)	$37,903,244
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,156,726)
Affiliated issuers	(2,535)
Translation of assets and liabilities in foreign currencies	(4,397)
Net unrealized gain (loss)	$(18,163,658)
Net realized and unrealized gain (loss)	$19,739,586
Change in net assets from operations	$18,962,952
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(776,634)	$(1,932,119)
Net realized gain (loss)	37,903,244	(56,633,163)
Net unrealized gain (loss)	(18,163,658)	151,094,972
Change in net assets from operations	$18,962,952	$92,529,690
Change in net assets from fund share transactions	$(37,172,935)	$(38,689,026)
Total change in net assets	$(18,209,983)	$53,840,664
Net assets
At beginning of period	715,189,420	661,348,756
At end of period	$696,979,437	$715,189,420
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.94	$11.31	$23.30	$26.96	$20.28	$17.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$(0.04)	$(0.11)	$(0.06)	$(0.07)
Net realized and unrealized gain (loss)	0.37	1.65	(6.56)	0.92	8.84	6.89
Total from investment operations	$0.36	$1.63	$(6.60)	$0.81	$8.78	$6.82
Less distributions declared to shareholders
From net realized gain	$—	$—	$(5.39)	$(4.47)	$(2.10)	$(4.00)
Net asset value, end of period (x)	$13.30	$12.94	$11.31	$23.30	$26.96	$20.28
Total return (%) (k)(r)(s)(x)	2.78(n)	14.41	(29.76)	1.80	45.89	41.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.94	0.95	0.94	0.95	0.95
Expenses after expense reductions	0.87(a)	0.87	0.87	0.87	0.91	0.94
Net investment income (loss)	(0.08)(a)	(0.14)	(0.23)	(0.42)	(0.30)	(0.33)
Portfolio turnover rate	28(n)	61	48	79	80	54
Net assets at end of period (000 omitted)	$295,195	$308,484	$286,747	$433,168	$465,663	$343,133
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.10	$8.84	$19.84	$23.61	$18.02	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.04)	$(0.06)	$(0.16)	$(0.10)	$(0.11)
Net realized and unrealized gain (loss)	0.28	1.30	(5.55)	0.86	7.79	6.22
Total from investment operations	$0.26	$1.26	$(5.61)	$0.70	$7.69	$6.11
Less distributions declared to shareholders
From net realized gain	$—	$—	$(5.39)	$(4.47)	$(2.10)	$(4.00)
Net asset value, end of period (x)	$10.36	$10.10	$8.84	$19.84	$23.61	$18.02
Total return (%) (k)(r)(s)(x)	2.57(n)	14.25	(29.99)	1.57	45.58	41.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.19	1.20	1.19	1.20	1.20
Expenses after expense reductions	1.12(a)	1.12	1.12	1.12	1.16	1.19
Net investment income (loss)	(0.33)(a)	(0.39)	(0.48)	(0.66)	(0.56)	(0.58)
Portfolio turnover rate	28(n)	61	48	79	80	54
Net assets at end of period (000 omitted)	$401,784	$406,706	$374,602	$572,116	$584,928	$472,393

See Notes to Financial Statements
9

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign
11

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$578,224,640	$0	$—	$578,224,640
Canada	42,146,059	—	—	42,146,059
Germany	14,856,872	—	—	14,856,872
United Kingdom	10,941,904	—	—	10,941,904
Israel	8,879,306	—	—	8,879,306
Denmark	3,960,748	—	—	3,960,748
Mexico	3,790,316	—	—	3,790,316
China	2,759,045	—	—	2,759,045
Mutual Funds	40,527,222	—	—	40,527,222
Total	$706,086,112	$0	$—	$706,086,112
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,458,607.  The fair value of the fund's investment securities on loan and a related liability of $3,653,880 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income
12

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The fund declared no distributions for the current period or for the year ended December 31, 2023.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$665,057,094
Gross appreciation	151,449,577
Gross depreciation	(110,420,559)
Net unrealized appreciation (depreciation)	$41,029,018
As of 12/31/23
Capital loss carryforwards	(142,756,856)
Other temporary differences	(2,119)
Net unrealized appreciation (depreciation)	59,188,278
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(54,227,495)
Long-Term	(88,529,361)
Total	$(142,756,856)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $45,797, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $214,889, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,439, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $1,730.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,141,648. The sales transactions resulted in net realized gains (losses) of $(415,832).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $30,684, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $190,913,821 and $233,891,251, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	632,496	$8,377,902	2,137,934	$25,862,792
Service Class	1,467,262	15,195,115	3,454,011	32,281,580
	2,099,758	$23,573,017	5,591,945	$58,144,372
Shares reacquired
Initial Class	(2,272,830)	$(30,125,022)	(3,664,075)	$(44,513,823)
Service Class	(2,977,066)	(30,620,930)	(5,536,298)	(52,319,575)
	(5,249,896)	$(60,745,952)	(9,200,373)	$(96,833,398)
Net change
Initial Class	(1,640,334)	$(21,747,120)	(1,526,141)	$(18,651,031)
Service Class	(1,509,804)	(15,425,815)	(2,082,287)	(20,037,995)
	(3,150,138)	$(37,172,935)	(3,608,428)	$(38,689,026)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $1,676 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,807,690	$105,298,543	$95,232,748	$2,392	$(2,535)	$36,873,342
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$681,567	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Total Return Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.6%
Aerospace & Defense – 1.8%
General Dynamics Corp.	36,592	$ 10,616,803
Honeywell International, Inc.	60,841	12,991,987
L3Harris Technologies, Inc.	63,298	14,215,465
		$37,824,255
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	38,763	$ 9,972,945
Diageo PLC	245,687	7,731,710
		$17,704,655
Automotive – 1.7%
Aptiv PLC (a)	198,891	$ 14,005,904
Lear Corp.	80,673	9,213,663
LKQ Corp.	301,394	12,534,977
		$35,754,544
Broadcasting – 0.9%
Omnicom Group, Inc.	177,342	$ 15,907,577
Warner Bros. Discovery, Inc. (a)	512,448	3,812,613
		$19,720,190
Brokerage & Asset Managers – 2.7%
Cboe Global Markets, Inc.	51,391	$ 8,739,553
Charles Schwab Corp.	564,283	41,582,015
CME Group, Inc.	34,805	6,842,663
		$57,164,231
Business Services – 2.2%
Accenture PLC, “A”	34,292	$ 10,404,536
Amdocs Ltd.	86,891	6,857,438
Cognizant Technology Solutions Corp., “A”	102,934	6,999,512
Fidelity National Information Services, Inc.	136,337	10,274,356
Fiserv, Inc. (a)	87,401	13,026,245
		$47,562,087
Cable TV – 1.5%
Comcast Corp., “A”	845,194	$ 33,097,797
Chemicals – 0.8%
PPG Industries, Inc.	132,153	$ 16,636,741
Computer Software – 2.9%
Dun & Bradstreet Holdings, Inc.	1,388,177	$ 12,854,519
Microsoft Corp.	89,458	39,983,253
Oracle Corp.	67,192	9,487,510
		$62,325,282
VTRFS-SEM

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.9%
Masco Corp.	433,378	$ 28,893,311
Stanley Black & Decker, Inc.	106,911	8,541,120
Summit Materials, Inc., “A” (a)	105,349	3,856,827
		$41,291,258
Consumer Products – 0.9%
Kenvue, Inc.	1,082,102	$ 19,672,614
Consumer Services – 0.3%
Booking Holdings, Inc.	1,588	$ 6,290,862
Electrical Equipment – 1.5%
Johnson Controls International PLC	481,089	$ 31,977,986
Electronics – 2.2%
Applied Materials, Inc.	26,410	$ 6,232,496
Intel Corp.	432,766	13,402,763
NXP Semiconductors N.V.	88,017	23,684,494
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,697	4,814,016
		$48,133,769
Energy - Independent – 2.1%
ConocoPhillips	226,205	$ 25,873,328
Hess Corp.	132,648	19,568,233
		$45,441,561
Energy - Integrated – 1.6%
Chevron Corp.	39,952	$ 6,249,292
Exxon Mobil Corp.	115,081	13,248,125
Suncor Energy, Inc.	361,373	13,775,521
		$33,272,938
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	19,802	$ 3,396,241
Food & Beverages – 0.2%
Archer Daniels Midland Co.	77,679	$ 4,695,696
Health Maintenance Organizations – 1.6%
Cigna Group	106,881	$ 35,331,652
Insurance – 3.7%
Aon PLC	85,792	$ 25,186,815
Chubb Ltd.	90,411	23,062,038
Principal Financial Group, Inc.	49,106	3,852,366
Travelers Cos., Inc.	39,280	7,987,195
Willis Towers Watson PLC	71,866	18,838,953
		$78,927,367
Internet – 0.8%
Alphabet, Inc., “A”	97,357	$ 17,733,578
Leisure & Toys – 0.2%
Electronic Arts, Inc.	32,233	$ 4,491,024

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.5%
Eaton Corp. PLC	70,899	$ 22,230,381
Regal Rexnord Corp.	75,407	10,196,535
		$32,426,916
Major Banks – 7.3%
Bank of America Corp.	857,179	$ 34,090,009
Goldman Sachs Group, Inc.	109,028	49,315,545
JPMorgan Chase & Co.	225,884	45,687,298
Morgan Stanley	173,459	16,858,480
PNC Financial Services Group, Inc.	60,770	9,448,519
		$155,399,851
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	36,676	$ 11,496,826
McKesson Corp.	40,872	23,870,883
Quest Diagnostics, Inc.	31,532	4,316,100
		$39,683,809
Medical Equipment – 1.9%
Becton, Dickinson and Co.	42,839	$ 10,011,903
Medtronic PLC	378,065	29,757,496
		$39,769,399
Metals & Mining – 0.2%
Glencore PLC	804,190	$ 4,585,775
Other Banks & Diversified Financials – 1.8%
Northern Trust Corp.	260,378	$ 21,866,544
Truist Financial Corp.	407,230	15,820,886
		$37,687,430
Pharmaceuticals – 3.2%
Johnson & Johnson	208,948	$ 30,539,839
Organon & Co.	140,681	2,912,097
Pfizer, Inc.	915,562	25,617,425
Roche Holding AG	37,190	10,327,681
		$69,397,042
Railroad & Shipping – 1.0%
Union Pacific Corp.	93,732	$ 21,207,802
Restaurants – 0.2%
Wendy's Co.	209,274	$ 3,549,287
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	21,579	$ 5,568,461
Axalta Coating Systems Ltd. (a)	386,026	13,190,508
DuPont de Nemours, Inc.	152,791	12,298,148
		$31,057,117
Specialty Stores – 0.2%
Target Corp.	31,091	$ 4,602,712

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.9%
T-Mobile USA, Inc.	106,459	$ 18,755,947
Tobacco – 1.3%
Altria Group, Inc.	137,074	$ 6,243,721
Philip Morris International, Inc.	202,932	20,563,099
		$26,806,820
Utilities - Electric Power – 3.3%
Dominion Energy, Inc.	53,786	$ 2,635,514
Duke Energy Corp.	156,761	15,712,155
Exelon Corp.	204,555	7,079,648
National Grid PLC	951,301	10,613,610
PG&E Corp.	1,065,043	18,595,651
Southern Co.	210,674	16,341,982
		$70,978,560
Total Common Stocks (Identified Cost, $749,540,393)		$1,254,354,795
Bonds – 39.9%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,003,490
Asset-Backed & Securitized – 6.3%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$1,851,500	$ 1,825,536
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,091,000	1,091,061
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	2,115,000	2,089,009
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,794,040
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.433% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,031,851
AREIT 2022-CRE6 Trust, “B”, FLR, 7.183% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,039,112
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	478,070	479,859
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.075% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,216,277
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.058% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	366,905	591,682
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	138,427
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,544,565
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,829,188
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	834,925
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.383% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,777,227
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	561,753	531,956
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,074,413	1,077,993
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	4,811,815
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,701,601	1,700,906
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.289% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	3,492,733	3,498,506
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,920,205
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,899,156
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,340,000	1,339,842
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,111,792
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	552,610
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,269,782
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.49% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,385,384	1,387,101
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.61% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	4,004,001	4,010,648
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	2,369,972	2,372,592
Empire District Bondco LLC, 4.943%, 1/01/2033	1,221,000	1,211,551
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,326,000	1,340,947
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	1,166,110	1,169,516
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	314,879	316,656
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	76,810	78,964

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$4,243,101	$ 4,140,458
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,827,769
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,195,298
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,250,787	1,250,314
LCCM 2021-FL2 Trust, “B”, FLR, 7.343% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	2,562,000	2,458,634
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,262,166
MF1 2020-FL4 Ltd., “A”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	604,448	604,567
MF1 2021-FL5 Ltd., “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,426,852
MF1 2022-FL8 Ltd., “B”, FLR, 7.289% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,208,697
MF1 2024-FL5 Ltd., “AS”, FLR, 7.34% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)(w)	2,376,000	2,370,060
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	3,932,725	3,931,136
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,489,817
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,187,268
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.94% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,750,519
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.75% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	1,900,000	1,901,966
Nissan Master Owner Trust, 2024-A, “A”, FLR, 6.003% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,436,976
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,195,227	5,205,794
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	2,137,000	2,142,639
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.987% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	3,872,367	3,876,065
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.259% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,115,893
Residential Funding Mortgage Securities, Inc., FGIC, 3.824%, 12/25/2035 (d)(q)	63,221	1,517
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.133% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,052,575
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	180,895	180,788
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	3,394,119	3,354,102
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,333,000	1,326,480
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.04% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,003,643
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,227,749
		$135,815,039
Automotive – 0.1%
Lear Corp., 4.25%, 5/15/2029	$656,000	$ 625,256
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	2,944,000	2,433,542
		$3,058,798
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$2,462,000	$ 2,002,613
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	1,692,000	1,317,405
		$3,320,018
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$ 3,808,922
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,832,806
LPL Holdings, Inc., 6.75%, 11/17/2028	355,000	372,799
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,986,000	3,655,751
		$9,670,278
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$ 165,089
Masco Corp., 2%, 2/15/2031	3,622,000	2,950,449
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	346,114
		$3,461,652
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$ 2,829,227
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,652,586
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	1,979,543

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Experian Finance PLC, 4.25%, 2/01/2029 (n)	$1,450,000	$ 1,395,115
Fiserv, Inc., 2.65%, 6/01/2030	730,000	635,047
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,422,610
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,785,183
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,459,642
		$13,158,953
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$ 1,026,675
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,425,172
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	343,530
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,360,361
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,071,945
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,790,806
		$8,018,489
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$ 1,193,695
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$ 717,824
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,087,712
		$1,805,536
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$ 788,470
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,070,420
		$2,858,890
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$2,970,000	$ 2,937,318
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$ 1,408,399
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$ 2,250,578
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$ 1,242,176
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	642,371
		$1,884,547
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,326,000	$ 1,312,803
EQT Corp., 5.75%, 2/01/2034	2,947,000	2,921,143
		$4,233,946
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$ 3,552,540
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,494,345
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,455,912
		$10,502,797

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$4,225,000	$ 3,941,222
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,210,548
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	663,407
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,043,006
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,637,832
		$10,496,015
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$737,000	$ 670,864
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,950,000	3,727,684
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,313,812
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	273,993
		$6,986,353
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$ 1,569,542
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	716,212
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,920,615
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,995
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,291,426
		$5,503,790
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$ 2,128,962
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,755,107
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,237,000	1,245,207
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,893,465
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	2,516,000	2,579,511
		$12,602,252
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$ 1,248,151
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$ 1,922,762
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,938,628
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,057,000	3,999,169
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	93,000	94,461
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	790,328
		$8,745,348
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$ 668,164
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,963,000	$ 3,866,297
Major Banks – 2.7%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$ 1,319,099
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	2,861,203
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	725,454
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	2,931,889
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,659,616
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	4,090,801
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	858,395

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	$880,000	$ 812,476
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,249,721
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,978,690
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,324,904
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	785,877
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	413,960
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	417,175
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,856,165
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,518,495
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,049,000	4,154,306
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	739,019
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,259,829
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,176,549
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,660,247
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,655,838
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,155,651
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	7,312,000	6,341,007
		$56,946,366
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$ 2,503,617
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	263,096
Cigna Corp., 3.2%, 3/15/2040	474,000	350,619
CVS Health Corp., 5.3%, 6/01/2033	2,530,000	2,472,467
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,789,587
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	859,797
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	118,563
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	975,155
		$9,332,901
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$ 1,395,703
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$ 465,039
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,403,017
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,894,019
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,433,225
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	597,041
		$7,792,341
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$1,977,000	$ 1,973,746
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,718,204
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	491,177
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	792,689
Targa Resources Corp., 4.2%, 2/01/2033	746,000	670,786
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,342,555
		$7,989,157
Mortgage-Backed – 12.7%
Fannie Mae, 5%, 3/25/2025 - 3/01/2041	$1,398,699	$ 1,383,133
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,441,734	2,275,027
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	532,386	547,068
Fannie Mae, 2.5%, 11/01/2031	48,130	44,913
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,166,176	3,177,040

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$227,941	$ 17,553
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,262,389	3,164,501
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,884,163	1,917,344
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	8,798,663	8,000,808
Fannie Mae, 3.25%, 5/25/2040	69,040	64,271
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	6,140,034	5,785,251
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	164,564	148,226
Fannie Mae, 4%, 7/25/2046 (i)	260,226	49,158
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	8,468,387	8,365,576
Fannie Mae, UMBS, 2%, 9/01/2035 - 3/01/2052	27,092,840	22,043,635
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	29,078,946	24,180,530
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,409,313	3,299,831
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	2,735,971	2,590,144
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,633,608	1,979,810
Fannie Mae, UMBS, 3%, 6/01/2051 - 3/01/2053	11,470,649	9,803,681
Fannie Mae, UMBS, 3.5%, 7/01/2052	23,925	21,335
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	841,040	858,677
Fannie Mae, UMBS, 4%, 3/01/2053	1,706,358	1,561,579
Fannie Mae, UMBS, 7%, 11/01/2053 - 12/01/2053	1,656,800	1,704,727
Fannie Mae, UMBS, 6.5%, 12/01/2053	545,784	555,664
Freddie Mac, 0.618%, 7/25/2024 (i)	14,179,000	576
Freddie Mac, 0.708%, 7/25/2024 (i)	1,146,861	55
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	520,640	506,323
Freddie Mac, 0.505%, 8/25/2024 (i)	15,246,000	6,938
Freddie Mac, 0.574%, 8/25/2024 (i)	15,617,903	3,637
Freddie Mac, 3.064%, 8/25/2024	486,547	483,891
Freddie Mac, 0.448%, 10/25/2024 (i)	14,357,719	2,981
Freddie Mac, 0.384%, 11/25/2024 (i)	15,385,000	17,670
Freddie Mac, 2.67%, 12/25/2024	1,248,341	1,233,038
Freddie Mac, 0.777%, 6/25/2027 (i)	13,682,000	258,278
Freddie Mac, 0.88%, 6/25/2027 (i)	4,500,324	79,284
Freddie Mac, 0.701%, 7/25/2027 (i)	11,546,790	169,193
Freddie Mac, 0.458%, 8/25/2027 (i)	9,650,000	103,538
Freddie Mac, 0.547%, 8/25/2027 (i)	6,315,331	73,330
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	99,006
Freddie Mac, 0.323%, 11/25/2027 (i)	16,290,000	109,871
Freddie Mac, 0.411%, 11/25/2027 (i)	11,258,206	87,619
Freddie Mac, 0.451%, 11/25/2027 (i)	10,021,249	95,668
Freddie Mac, 0.376%, 12/25/2027 (i)	10,109,000	85,734
Freddie Mac, 0.415%, 12/25/2027 (i)	11,210,000	111,008
Freddie Mac, 0.488%, 12/25/2027 (i)	17,085,966	186,486
Freddie Mac, 1.218%, 7/25/2029 (i)	822,995	37,536
Freddie Mac, 1.265%, 8/25/2029 (i)	5,156,280	248,362
Freddie Mac, 1.914%, 4/25/2030 (i)	900,000	79,822
Freddie Mac, 1.985%, 4/25/2030 (i)	2,701,417	247,792
Freddie Mac, 1.769%, 5/25/2030 (i)	1,301,002	110,065
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	299,595
Freddie Mac, 1.435%, 6/25/2030 (i)	1,327,631	89,837
Freddie Mac, 1.703%, 8/25/2030 (i)	1,191,673	97,934
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	47,468
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	78,101
Freddie Mac, 0.417%, 1/25/2031 (i)	5,307,922	86,928
Freddie Mac, 0.872%, 1/25/2031 (i)	2,233,850	96,726
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	75,964
Freddie Mac, 0.609%, 3/25/2031 (i)	4,276,056	115,549
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	76,633
Freddie Mac, 1.324%, 5/25/2031 (i)	822,353	56,402

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.039%, 7/25/2031 (i)	$1,237,840	$ 68,885
Freddie Mac, 0.607%, 8/25/2031 (i)	1,664,401	49,008
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	172,868
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	77,501
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	177,562
Freddie Mac, 0.596%, 12/25/2031 (i)	7,179,988	218,767
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	416,261
Freddie Mac, 0.43%, 11/25/2032 (i)	8,250,753	143,069
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	759,291	752,552
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	508,709	511,306
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	677,015	690,707
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	314,109	323,638
Freddie Mac, 5.5%, 2/15/2036 (i)	47,260	8,131
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,989,746	1,879,526
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	5,683,872	5,200,204
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,274,442	6,410,255
Freddie Mac, 4.5%, 12/15/2040 (i)	25,091	2,321
Freddie Mac, 4%, 8/15/2044 (i)	47,829	4,733
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	23,539,990	18,694,662
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 5/01/2054	67,704	68,937
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,885,348	1,826,991
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	4,816,834	4,832,769
Freddie Mac, UMBS, 3%, 4/01/2037 - 2/01/2053	3,117,939	2,666,099
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,149,119	1,036,481
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	2,268,026	2,090,725
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	14,960,390	12,259,455
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	3,300,574	2,472,730
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 9/01/2053	1,626,936	1,611,001
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,918,637	2,753,734
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	816,119	843,568
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	2,454,214	2,446,309
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	7,846,647	7,494,895
Ginnie Mae, 5%, 7/20/2033 - 6/20/2054	5,487,588	5,350,479
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,849,260	4,512,572
Ginnie Mae, 5.553%, 9/20/2041	875,837	860,385
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	6,197,520	5,617,417
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	7,886,107	6,923,919
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	7,406,749	6,226,623
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	4,698,799	3,804,801
Ginnie Mae, 7%, 12/20/2053	271,053	276,158
Ginnie Mae, 6.483%, 3/20/2064	742,568	745,624
Ginnie Mae, TBA, 2%, 7/15/2054 - 8/15/2054	4,625,000	3,744,387
Ginnie Mae, TBA, 2.5%, 7/15/2054 - 8/15/2054	6,125,000	5,150,411
Ginnie Mae, TBA, 3%, 7/15/2054	2,000,000	1,742,344
Ginnie Mae, TBA, 5.5%, 7/15/2054	3,425,000	3,397,940
Ginnie Mae, TBA, 6%, 7/15/2054	1,500,000	1,506,230
Ginnie Mae, TBA, 6.5%, 7/15/2054	1,150,000	1,166,386
UMBS, TBA, 2%, 7/15/2039 - 8/15/2054	7,000,000	5,683,825
UMBS, TBA, 2.5%, 7/15/2039 - 8/15/2054	13,050,000	10,709,204
UMBS, TBA, 4.5%, 7/25/2039 - 7/15/2054	1,650,000	1,607,706
UMBS, TBA, 5%, 7/25/2039	350,000	346,913
UMBS, TBA, 3.5%, 2/25/2052 - 7/15/2054	6,700,000	5,930,187
UMBS, TBA, 4%, 3/25/2052	1,700,000	1,555,434
UMBS, TBA, 6.5%, 3/25/2054	3,525,000	3,587,514
UMBS, TBA, 3%, 7/15/2054 - 8/13/2054	6,275,000	5,340,405
		$273,090,834

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$ 2,768,877
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,323,422
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	2,600,000	2,621,533
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	874,419
		$10,588,251
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$ 399,534
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$ 246,328
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$ 949,538
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,740,600
		$2,690,138
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$ 2,450,772
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$ 5,428,124
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,107,113
		$8,535,237
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$ 674,751
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,662,994
		$6,337,745
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$ 1,026,233
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$ 4,253,632
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$ 162,344
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,560,007
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	429,028
		$2,151,379
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$ 1,589,195
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$ 2,930,060
Telecommunications - Wireless – 0.4%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$ 2,437,531
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,643,527
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,699,398
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	717,985
		$9,498,441

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$ 4,627,614
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	868,800
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	381,990
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,398,951
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,687,601
		$8,964,956
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$ 856,955
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.99%, 9/01/2024	$8,133	$ 8,107
Small Business Administration, 4.95%, 3/01/2025	664	662
Small Business Administration, 5.11%, 8/01/2025	71,206	70,616
		$79,385
U.S. Treasury Obligations – 7.4%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$4,600,000	$ 3,348,656
U.S. Treasury Bonds, 4%, 11/15/2042	6,000,000	5,529,375
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,063,612
U.S. Treasury Bonds, 4.375%, 8/15/2043	7,600,000	7,335,781
U.S. Treasury Bonds, 4.75%, 11/15/2043	3,800,000	3,850,469
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,988,399
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,816,892
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	664,805
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	28,810,282
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,968,844
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,459,742
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,749,176
U.S. Treasury Notes, 4%, 1/15/2027	32,220,000	31,751,803
U.S. Treasury Notes, 2.5%, 3/31/2027	51,000,000	48,340,430
		$158,678,266
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$ 1,302,464
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	207,966
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,926,590
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,826,657
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	940,497
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	327,811
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,531,477
Georgia Power Co., 3.7%, 1/30/2050	147,000	108,479
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,309,297
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	763,578
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,185,987
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	433,092
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,289,226
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,432,664
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	659,446
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	868,939
		$20,114,170
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$ 940,444
Total Bonds (Identified Cost, $923,746,472)		$855,577,216

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	150,133	$ 6,894,445
Consumer Products – 0.5%
Henkel AG & Co. KGaA	118,839	$ 10,591,466
Total Preferred Stocks (Identified Cost, $15,711,541)		$17,485,911
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $61,048,320)	61,049,534	$ 61,055,639
Other Assets, Less Liabilities – (2.2)%		(46,187,047)
Net Assets – 100.0%		$2,142,286,514
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $61,055,639 and $2,127,417,922, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,808,882, representing 7.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	180	$36,759,375	September – 2024	$84,259
U.S. Treasury Note 5 yr	Long	USD	350	37,302,344	September – 2024	242,124
U.S. Treasury Ultra Bond 30 yr	Long	USD	154	19,302,938	September – 2024	182,285
						$508,668

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	199	$22,592,719	September – 2024	$(261,872)
At June 30, 2024, the fund had liquid securities with an aggregate value of $1,265,546 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,688,998,406)	$2,127,417,922
Investments in affiliated issuers, at value (identified cost, $61,048,320)	61,055,639
Receivables for
Investments sold	101,031
TBA sale commitments	21,355,622
Fund shares sold	119,862
Interest and dividends	9,148,093
Receivable from investment adviser	1,379
Other assets	3,020
Total assets	$2,219,202,568
Liabilities
Payable to custodian	$2,886
Payables for
Net daily variation margin on open futures contracts	201,123
When-issued investments purchased	2,370,060
TBA purchase commitments	72,672,977
Fund shares reacquired	1,418,513
Payable to affiliates
Administrative services fee	3,453
Shareholder servicing costs	440
Distribution and/or service fees	31,784
Payable for independent Trustees' compensation	131
Accrued expenses and other liabilities	214,687
Total liabilities	$76,916,054
Net assets	$2,142,286,514
Net assets consist of
Paid-in capital	$1,468,542,036
Total distributable earnings (loss)	673,744,478
Net assets	$2,142,286,514
Shares of beneficial interest outstanding	90,333,669
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$979,552,240	40,706,786	$24.06
Service Class	1,162,734,274	49,626,883	23.43
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$18,174,161
Dividends	15,176,986
Dividends from affiliated issuers	1,092,514
Other	9,445
Income on securities loaned	1,152
Foreign taxes withheld	(199,994)
Total investment income	$34,254,264
Expenses
Management fee	$7,247,756
Distribution and/or service fees	1,460,184
Shareholder servicing costs	3,499
Administrative services fee	158,685
Independent Trustees' compensation	19,466
Custodian fee	59,250
Shareholder communications	35,703
Audit and tax fees	40,239
Legal fees	5,895
Miscellaneous	41,475
Total expenses	$9,072,152
Reduction of expenses by investment adviser	(1,031,662)
Net expenses	$8,040,490
Net investment income (loss)	$26,213,774
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$70,903,781
Affiliated issuers	227
Futures contracts	(8,681)
Foreign currency	5,605
Net realized gain (loss)	$70,900,932
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(22,606,968)
Affiliated issuers	1,877
Futures contracts	(2,384,422)
Translation of assets and liabilities in foreign currencies	(45,343)
Net unrealized gain (loss)	$(25,034,856)
Net realized and unrealized gain (loss)	$45,866,076
Change in net assets from operations	$72,079,850
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$26,213,774	$49,801,766
Net realized gain (loss)	70,900,932	102,445,670
Net unrealized gain (loss)	(25,034,856)	57,840,259
Change in net assets from operations	$72,079,850	$210,087,695
Total distributions to shareholders	$—	$(133,623,219)
Change in net assets from fund share transactions	$(113,869,704)	$(74,083,306)
Total change in net assets	$(41,789,854)	$2,381,170
Net assets
At beginning of period	2,184,076,368	2,181,695,198
At end of period	$2,142,286,514	$2,184,076,368
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$23.26	$22.49	$27.78	$26.02	$24.90	$21.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.55	$0.45	$0.39	$0.47	$0.52
Net realized and unrealized gain (loss)	0.50	1.69	(3.10)	3.24	1.88	3.83
Total from investment operations	$0.80	$2.24	$(2.65)	$3.63	$2.35	$4.35
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.44)	$(0.51)	$(0.57)	$(0.58)
From net realized gain	—	(0.99)	(2.20)	(1.36)	(0.66)	(0.65)
Total distributions declared to shareholders	$—	$(1.47)	$(2.64)	$(1.87)	$(1.23)	$(1.23)
Net asset value, end of period (x)	$24.06	$23.26	$22.49	$27.78	$26.02	$24.90
Total return (%) (k)(r)(s)(x)	3.44(n)	10.44	(9.58)	14.12	9.81	20.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.71	0.70	0.71	0.70
Expenses after expense reductions	0.61(a)	0.61	0.61	0.61	0.61	0.62
Net investment income (loss)	2.57(a)	2.45	1.84	1.43	1.95	2.18
Portfolio turnover rate	30(n)	38	67	98	84	42
Net assets at end of period (000 omitted)	$979,552	$1,000,723	$1,001,860	$1,274,331	$1,219,438	$1,223,166

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.68	$21.95	$27.18	$25.50	$24.43	$21.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.49	$0.38	$0.32	$0.40	$0.45
Net realized and unrealized gain (loss)	0.48	1.65	(3.04)	3.17	1.83	3.76
Total from investment operations	$0.75	$2.14	$(2.66)	$3.49	$2.23	$4.21
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.37)	$(0.45)	$(0.50)	$(0.51)
From net realized gain	—	(0.99)	(2.20)	(1.36)	(0.66)	(0.65)
Total distributions declared to shareholders	$—	$(1.41)	$(2.57)	$(1.81)	$(1.16)	$(1.16)
Net asset value, end of period (x)	$23.43	$22.68	$21.95	$27.18	$25.50	$24.43
Total return (%) (k)(r)(s)(x)	3.31(n)	10.22	(9.84)	13.84	9.52	20.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.96	0.96	0.95	0.96	0.95
Expenses after expense reductions	0.86(a)	0.86	0.86	0.86	0.86	0.87
Net investment income (loss)	2.32(a)	2.20	1.60	1.17	1.71	1.93
Portfolio turnover rate	30(n)	38	67	98	84	42
Net assets at end of period (000 omitted)	$1,162,734	$1,183,353	$1,179,835	$1,407,467	$1,319,320	$1,323,813
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,202,506,482	$—	$—	$1,202,506,482
United Kingdom	22,931,095	—	—	22,931,095
Canada	13,775,521	—	—	13,775,521
Germany	10,591,466	—	—	10,591,466
Switzerland	10,327,681	—	—	10,327,681
South Korea	—	6,894,445	—	6,894,445
Taiwan	4,814,016	—	—	4,814,016
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	158,757,651	—	158,757,651
Non - U.S. Sovereign Debt	—	668,164	—	668,164
Municipal Bonds	—	10,588,251	—	10,588,251
U.S. Corporate Bonds	—	192,006,912	—	192,006,912
Residential Mortgage-Backed Securities	—	273,171,315	—	273,171,315
Commercial Mortgage-Backed Securities	—	39,635,341	—	39,635,341
Asset-Backed Securities (including CDOs)	—	96,099,217	—	96,099,217
Foreign Bonds	—	84,650,365	—	84,650,365
Mutual Funds	61,055,639	—	—	61,055,639
Total	$1,326,001,900	$862,471,661	$—	$2,188,473,561
Other Financial Instruments
Futures Contracts – Assets	$508,668	$—	$—	$508,668
Futures Contracts – Liabilities	(261,872)	—	—	(261,872)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$508,668	$(261,872)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(8,681)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(2,384,422)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals,and derivative transactions.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$41,248,649
Long-term capital gains	92,374,570
Total distributions	$133,623,219
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$1,766,143,416
Gross appreciation	522,532,285
Gross depreciation	(100,202,140)
Net unrealized appreciation (depreciation)	$422,330,145
As of 12/31/23
Undistributed ordinary income	52,307,287
Undistributed long-term capital gain	104,280,554
Other temporary differences	33,902
Net unrealized appreciation (depreciation)	445,042,885
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$61,608,118
Service Class	—	72,015,101
Total	$—	$133,623,219
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $140,197, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $891,465, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $2,242, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $1,257.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,357,533. The sales transactions resulted in net realized gains (losses) of $1,372,163.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $9,445, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$504,433,206	$516,594,861
Non-U.S. Government securities	145,755,741	219,577,046
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	422,417	$10,002,346	950,911	$21,602,464
Service Class	1,800,364	41,181,410	3,478,173	77,777,705
	2,222,781	$51,183,756	4,429,084	$99,380,169
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,843,014	$61,608,118
Service Class	—	—	3,406,580	72,015,101
	—	$—	6,249,594	$133,623,219
Shares reacquired
Initial Class	(2,735,690)	$(64,851,858)	(5,328,147)	$(120,472,432)
Service Class	(4,356,514)	(100,201,602)	(8,448,565)	(186,614,262)
	(7,092,204)	$(165,053,460)	(13,776,712)	$(307,086,694)
Net change
Initial Class	(2,313,273)	$(54,849,512)	(1,534,222)	$(37,261,850)
Service Class	(2,556,150)	(59,020,192)	(1,563,812)	(36,821,456)
	(4,869,423)	$(113,869,704)	(3,098,034)	$(74,083,306)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $5,112 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,150,462	$194,698,107	$158,795,034	$227	$1,877	$61,055,639
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,092,514	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Utilities Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Series
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Energy - Renewables – 4.3%
AES Corp.	523,602	$ 9,199,687
EDP Renovaveis S.A.	2,070,968	28,943,649
Orsted A/S (a)	139,337	7,376,025
		$45,519,361
Natural Gas - Distribution – 2.8%
Atmos Energy Corp.	160,445	$ 18,715,909
China Resources Gas Group Ltd.	1,687,900	5,911,611
Southwest Gas Holdings, Inc.	68,659	4,832,221
		$29,459,741
Telecommunications - Wireless – 6.1%
Cellnex Telecom S.A.	851,777	$ 27,643,813
Rogers Communications, Inc., “B”	287,786	10,644,327
SBA Communications Corp., REIT	135,164	26,532,693
		$64,820,833
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	381,580	$ 5,492,300
Utilities - Electric Power – 84.1%
Alliant Energy Corp.	556,418	$ 28,321,676
Ameren Corp.	559,586	39,792,160
American Electric Power Co., Inc.	367,089	32,208,389
CenterPoint Energy, Inc.	295,067	9,141,176
Constellation Energy	286,802	57,437,837
Dominion Energy, Inc.	892,553	43,735,097
DTE Energy Co.	447,903	49,721,712
E.ON SE	572,957	7,508,779
Edison International	602,164	43,241,397
Enel S.p.A.	3,618,969	25,244,164
Energias de Portugal S.A.	3,305,154	12,385,257
Equatorial Energia S.A.	574,000	3,151,296
Evergy, Inc.	176,824	9,366,367
Exelon Corp.	275,033	9,518,894
National Grid PLC	1,967,181	21,947,724
NextEra Energy, Inc.	1,984,820	140,545,105
PG&E Corp.	4,064,650	70,968,789
Pinnacle West Capital Corp.	226,907	17,331,157
Portland General Electric Co.	362,736	15,684,705
PPL Corp.	1,447,595	40,026,002
Public Service Enterprise Group, Inc.	244,983	18,055,247
RWE AG	1,008,197	34,497,343
Sempra Energy	617,332	46,954,272
Southern Co.	577,932	44,830,185
SSE PLC	1,135,811	25,617,480
Vistra Corp.	131,861	11,337,410
Xcel Energy, Inc.	635,112	33,921,332
		$892,490,952
VUFFS-SEM
1

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.2%
Companhia de Saneamento Basico do Estado de Sao Paulo	79,800	$ 1,070,214
United Utilities Group PLC	369,628	4,591,165
Veolia Environnement S.A.	246,278	7,394,356
		$13,055,735
Total Common Stocks (Identified Cost, $826,919,386)		$1,050,838,922
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $4,514,692)	4,514,646	$ 4,515,098
Other Assets, Less Liabilities – 0.6%		5,872,140
Net Assets – 100.0%		$1,061,226,160
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,515,098 and $1,050,838,922, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	905,440	USD	658,506	Goldman Sachs International	7/19/2024	$3,601
CAD	49,405	USD	36,016	Merrill Lynch International	7/19/2024	111
USD	9,533,106	EUR	8,806,825	Goldman Sachs International	7/19/2024	93,933
USD	3,765,545	GBP	2,965,231	HSBC Bank	7/19/2024	16,822
USD	2,383,227	GBP	1,862,317	Morgan Stanley Capital Services, Inc.	7/19/2024	28,837
USD	367,914	GBP	289,150	State Street Bank Corp.	7/19/2024	2,364
						$145,668
Liability Derivatives
CAD	79,641	USD	58,604	State Street Bank Corp.	7/19/2024	$(366)
EUR	5,255,665	USD	5,685,937	Morgan Stanley Capital Services, Inc.	7/19/2024	(52,904)
EUR	658,494	USD	717,891	State Street Bank Corp.	7/19/2024	(12,116)
EUR	504,561	USD	547,208	UBS AG	7/19/2024	(6,418)
GBP	213,708	USD	270,953	Barclays Bank PLC	7/19/2024	(777)
GBP	3,775,788	USD	4,809,092	Brown Brothers Harriman	7/19/2024	(35,643)
GBP	75,980	USD	96,623	HSBC Bank	7/19/2024	(568)
USD	32,752	CAD	45,087	Citibank N.A.	7/19/2024	(218)
USD	7,865,768	CAD	10,826,349	State Street Bank Corp.	7/19/2024	(51,039)
2

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	102,233,305	EUR	95,632,671	Morgan Stanley Capital Services, Inc.	7/19/2024	$(265,987)
USD	29,486,972	GBP	23,670,533	BNP Paribas S.A.	7/19/2024	(437,936)
USD	2,491,591	GBP	1,981,261	Brown Brothers Harriman	7/19/2024	(13,172)
USD	139,002	GBP	111,698	Morgan Stanley Capital Services, Inc.	7/19/2024	(2,210)
						$(879,354)
At June 30, 2024, the fund had cash collateral of $70,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Utilities Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $826,919,386)	$1,050,838,922
Investments in affiliated issuers, at value (identified cost, $4,514,692)	4,515,098
Foreign currency, at value (identified cost, $10)	10
Restricted cash for
Forward foreign currency exchange contracts	70,000
Receivables for
Forward foreign currency exchange contracts	145,668
Investments sold	4,245,408
Fund shares sold	848,879
Interest and dividends	4,256,157
Other assets	1,618
Total assets	$1,064,921,760
Liabilities
Payables for
Forward foreign currency exchange contracts	$879,354
Investments purchased	1,072,215
Fund shares reacquired	1,455,982
Payable to affiliates
Investment adviser	86,090
Administrative services fee	1,787
Shareholder servicing costs	532
Distribution and/or service fees	15,781
Payable for independent Trustees' compensation	67
Accrued expenses and other liabilities	183,792
Total liabilities	$3,695,600
Net assets	$1,061,226,160
Net assets consist of
Paid-in capital	$770,290,645
Total distributable earnings (loss)	290,935,515
Net assets	$1,061,226,160
Shares of beneficial interest outstanding	32,646,371
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$491,013,272	14,913,095	$32.92
Service Class	570,212,888	17,733,276	32.15
See Notes to Financial Statements
4

MFS Utilities Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$18,616,984
Dividends from affiliated issuers	200,790
Other	11,214
Interest	5,665
Income on securities loaned	3,794
Foreign taxes withheld	(541,857)
Total investment income	$18,296,590
Expenses
Management fee	$3,953,151
Distribution and/or service fees	716,400
Shareholder servicing costs	3,300
Administrative services fee	80,612
Independent Trustees' compensation	10,257
Custodian fee	53,768
Shareholder communications	18,857
Audit and tax fees	36,735
Legal fees	3,138
Miscellaneous	21,844
Total expenses	$4,898,062
Reduction of expenses by investment adviser	(68,911)
Net expenses	$4,829,151
Net investment income (loss)	$13,467,439
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(321,302)
Affiliated issuers	389
Forward foreign currency exchange contracts	(592,909)
Foreign currency	(22,171)
Net realized gain (loss)	$(935,993)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,919,429
Affiliated issuers	(1,802)
Forward foreign currency exchange contracts	5,655,943
Translation of assets and liabilities in foreign currencies	(52,507)
Net unrealized gain (loss)	$8,521,063
Net realized and unrealized gain (loss)	$7,585,070
Change in net assets from operations	$21,052,509
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$13,467,439	$27,433,680
Net realized gain (loss)	(935,993)	18,958,163
Net unrealized gain (loss)	8,521,063	(76,032,141)
Change in net assets from operations	$21,052,509	$(29,640,298)
Total distributions to shareholders	$—	$(101,554,945)
Change in net assets from fund share transactions	$(63,006,053)	$(16,299,587)
Total change in net assets	$(41,953,544)	$(147,494,830)
Net assets
At beginning of period	1,103,179,704	1,250,674,534
At end of period	$1,061,226,160	$1,103,179,704
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$32.25	$36.32	$38.31	$35.33	$35.18	$29.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.86	$0.71	$0.78	$0.87	$0.90
Net realized and unrealized gain (loss)	0.24	(1.75)	(0.32)	4.11	0.99	6.37
Total from investment operations	$0.67	$(0.89)	$0.39	$4.89	$1.86	$7.27
Less distributions declared to shareholders
From net investment income	$—	$(1.25)	$(0.92)	$(0.65)	$(0.84)	$(1.37)
From net realized gain	—	(1.93)	(1.46)	(1.26)	(0.87)	(0.10)
Total distributions declared to shareholders	$—	$(3.18)	$(2.38)	$(1.91)	$(1.71)	$(1.47)
Net asset value, end of period (x)	$32.92	$32.25	$36.32	$38.31	$35.33	$35.18
Total return (%) (k)(r)(s)(x)	2.08(n)	(2.11)	0.76	14.09	5.90	25.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.80	0.78	0.79	0.80	0.79
Expenses after expense reductions	0.78(a)	0.79	0.77	0.77	0.79	0.78
Net investment income (loss)	2.68(a)	2.53	1.92	2.16	2.63	2.69
Portfolio turnover rate	5(n)	15	29	16	32	28
Net assets at end of period (000 omitted)	$491,013	$503,826	$549,238	$584,216	$537,240	$556,301

See Notes to Financial Statements
7

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.54	$35.57	$37.58	$34.69	$34.56	$28.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.76	$0.60	$0.68	$0.77	$0.80
Net realized and unrealized gain (loss)	0.23	(1.71)	(0.32)	4.03	0.97	6.27
Total from investment operations	$0.61	$(0.95)	$0.28	$4.71	$1.74	$7.07
Less distributions declared to shareholders
From net investment income	$—	$(1.15)	$(0.83)	$(0.56)	$(0.74)	$(1.27)
From net realized gain	—	(1.93)	(1.46)	(1.26)	(0.87)	(0.10)
Total distributions declared to shareholders	$—	$(3.08)	$(2.29)	$(1.82)	$(1.61)	$(1.37)
Net asset value, end of period (x)	$32.15	$31.54	$35.57	$37.58	$34.69	$34.56
Total return (%) (k)(r)(s)(x)	1.93(n)	(2.33)	0.48	13.82	5.62	24.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.05	1.03	1.04	1.05	1.04
Expenses after expense reductions	1.03(a)	1.04	1.02	1.02	1.04	1.03
Net investment income (loss)	2.43(a)	2.28	1.66	1.91	2.38	2.44
Portfolio turnover rate	5(n)	15	29	16	32	28
Net assets at end of period (000 omitted)	$570,213	$599,354	$701,436	$711,867	$679,629	$733,992
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Utilities Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
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Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$821,419,419	$—	$—	$821,419,419
United Kingdom	26,538,889	25,617,480	—	52,156,369
Germany	34,497,343	7,508,779	—	42,006,122
Portugal	41,328,906	—	—	41,328,906
Spain	—	27,643,813	—	27,643,813
Italy	—	25,244,164	—	25,244,164
Canada	10,644,327	—	—	10,644,327
France	—	7,394,356	—	7,394,356
Denmark	—	7,376,025	—	7,376,025
Other Countries	15,625,421	—	—	15,625,421
Mutual Funds	4,515,098	—	—	4,515,098
Total	$954,569,403	$100,784,617	$—	$1,055,354,020
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$145,668	$—	$145,668
Forward Foreign Currency Exchange Contracts – Liabilities	—	(879,354)	—	(879,354)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
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Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$145,668	$(879,354)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(592,909)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$5,655,943
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
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MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
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MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$38,810,049
Long-term capital gains	62,744,896
Total distributions	$101,554,945
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$838,376,541
Gross appreciation	264,256,523
Gross depreciation	(47,279,044)
Net unrealized appreciation (depreciation)	$216,977,479
As of 12/31/23
Undistributed ordinary income	24,181,787
Undistributed long-term capital gain	31,718,375
Other temporary differences	(18,541)
Net unrealized appreciation (depreciation)	214,001,385
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$46,111,772
Service Class	—	55,443,173
Total	$—	$101,554,945
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
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Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $68,911, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,676, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $1,624.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,569,865. The sales transactions resulted in net realized gains (losses) of $(3,242,117).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $11,208, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $57,362,485 and $102,354,736, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
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Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	402,451	$12,857,735	1,697,934	$58,956,930
Service Class	497,957	15,510,178	1,232,587	41,110,574
	900,408	$28,367,913	2,930,521	$100,067,504
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,483,648	$46,111,772
Service Class	—	—	1,822,590	55,443,173
	—	$—	3,306,238	$101,554,945
Shares reacquired
Initial Class	(1,111,540)	$(35,770,790)	(2,681,537)	$(91,889,876)
Service Class	(1,770,278)	(55,603,176)	(3,767,894)	(126,032,160)
	(2,881,818)	$(91,373,966)	(6,449,431)	$(217,922,036)
Net change
Initial Class	(709,089)	$(22,913,055)	500,045	$13,178,826
Service Class	(1,272,321)	(40,092,998)	(712,717)	(29,478,413)
	(1,981,410)	$(63,006,053)	(212,672)	$(16,299,587)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $2,541 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,004,367	$64,993,994	$74,481,850	$389	$(1,802)	$4,515,098
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$200,790	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2024

*  Print name and title of each signing officer under his or her signature.